UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014

Date of reporting period:  March 31, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2014

The Leuthold Funds

Leuthold Core Investment Fund
Leuthold Global Fund
Leuthold Select Industries Fund
Leuthold Global Industries Fund
Grizzly Short Fund

The Leuthold Funds

Table of Contents

Expense Examples	1
Allocation of Portfolio Holdings	4
Components of Portfolio Holdings	7
Statements of Assets and Liabilities	8
Statements of Operations	12
Statements of Changes in Net Assets	16
Financial Highlights	21
Schedule of Investments
Leuthold Core Investment Fund	29
Leuthold Global Fund	40
Leuthold Select Industries Fund	50
Leuthold Global Industries Fund	53
Grizzly Short Fund	58
Notes to the Financial Statements	63
Investment Advisory Agreement Disclosure	79
Directors and Officers	80

The Leuthold Funds

Expense Example - March 31, 2014 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing  costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2013 – March 31, 2014).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Funds charge no sales load (the Leuthold Core Investment Fund, Leuthold Global Fund, and Leuthold Global Industries Fund charge a 2% redemption fee for redemptions made within five business days after a purchase), you will be assessed fees for outgoing wire transfers, returned checks, or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00  fee is charged by the Funds’transfer agent. To the extent that the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate  share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of  the Fund. Actual expenses of  the underlying funds are expected to vary by fund. These expenses are not included in the following example. The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the following example does not include portfolio trading commissions and related expenses, and extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled“Expenses Paid During Period”to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of  the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of  5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of  the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of  owning different funds. In addition,  if these transactional costs were included, your costs would have been higher.

The Leuthold Funds - 2014 Semi-Annual Report 1

The Leuthold Funds

Expense Example Tables (Unaudited)

Leuthold Core Investment Fund - Retail Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2013	March 31, 2014	October 1, 2013 - March 31, 2014
Actual**	$1,000.00	$1,111.20	$6.62
Hypothetical (5% return before expenses)***	1,000.00	1,018.66	6.33

*	Expenses are equal to the Fund's annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $6.03 and the Fund's annualized expense ratio would be 1.15%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $5.77 and the Fund's annualized expense ratio would be 1.15%

Leuthold Core Investment Fund - Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2013	March 31, 2014	October 1, 2013 - March 31, 2014
Actual**	$1,000.00	$1,111.70	$6.11
Hypothetical (5% return before expenses)***	1,000.00	1,019.14	5.84

*	Expenses are equal to the Fund's annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $5.53 and the Fund's annualized expense ratio would be 1.05%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $5.29 and the Fund's annualized expense ratio would be 1.05%

Leuthold Global Fund - Retail Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2013	March 31, 2014	October 1, 2013 - March 31, 2014
Actual**	$1,000.00	$1,084.20	$8.49
Hypothetical (5% return before expenses)***	1,000.00	1,016.79	8.21

*	Expenses are equal to the Fund's annualized expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $8.06 and the Fund's annualized expense ratio would be 1.55%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $7.80 and the Fund's annualized expense ratio would be 1.55%

Leuthold Global Fund - Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2013	March 31, 2014	October 1, 2013 - March 31, 2014
Actual**	$1,000.00	$1,085.80	$7.35
Hypothetical (5% return before expenses)***	1,000.00	1,017.88	7.11

*	Expenses are equal to the Fund's annualized expense ratio of 1.41%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $6.92 and the Fund's annualized expense ratio would be 1.33%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $6.70 and the Fund's annualized expense ratio would be 1.33%

2 The Leuthold Funds - 2014 Semi-Annual Report

The Leuthold Funds

Expense Example Tables (Unaudited)

Leuthold Select Industries Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2013	March 31, 2014	October 1, 2013 - March 31, 2014
Actual	$1,000.00	$1,183.10	$8.71
Hypothetical (5% return before expenses)	1,000.00	1,016.95	8.05

*	Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Global Industries Fund - Retail Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2013	March 31, 2014	October 1, 2013 - March 31, 2014
Actual	$1,000.00	$1,128.20	$9.40
Hypothetical (5% return before expenses)	1,000.00	1,016.09	8.91

*	Expenses are equal to the Fund's annualized expense ratio of 1.77%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Global Industries Fund - Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2013	March 31, 2014	October 1, 2013 - March 31, 2014
Actual	$1,000.00	$1,130.40	$8.09
Hypothetical (5% return before expenses)	1,000.00	1,017.34	7.66

*	Expenses are equal to the Fund's annualized expense ratio of 1.52%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Grizzly Short Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2013	March 31, 2014	October 1, 2013 - March 31, 2014
Actual**	$1,000.00	$892.90	$16.84
Hypothetical (5% return before expenses)***	1,000.00	1,007.14	17.86

*	Expenses are equal to the Fund's annualized expense ratio of 3.57%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $7.49 and the Fund's annualized expense ratio would be 1.59%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $7.98 and the Fund's annualized expense ratio would be 1.59%

The Leuthold Funds - 2014 Semi-Annual Report 3

The Leuthold Funds

(Unaudited)

Leuthold Core Investment Fund
Allocation of Portfolio Holdings
March 31, 2014

Leuthold Global Fund
Allocation of Portfolio Holdings
March 31, 2014

4 The Leuthold Funds - 2014 Semi-Annual Report

The Leuthold Funds

(Unaudited)

Leuthold Select Industries Fund
Allocation of Portfolio Holdings
March 31, 2014*

Leuthold Global Industries Fund
Allocation of Portfolio Holdings
March 31, 2014*

* Excludes short-term investments less than 5% of net assets.

The Leuthold Funds - 2014 Semi-Annual Report 5

The Leuthold Funds

(Unaudited)

Grizzly Short Fund
Allocation of Portfolio Holdings
March 31, 2014

6 The Leuthold Funds - 2014 Semi-Annual Report

The Leuthold Funds

Leuthold Core Investment Fund (Unaudited)
Components of Portfolio Holdings	Fair Value
U.S. Traded Equity Securities	$515,725,682
Non-U.S. Traded Equity Securities	75,717,987
Foreign Government Bonds	57,049,653
Short-Term Investments	47,122,805
U.S. Traded Equity Securities - Short	34,345,754
Mortgage Backed Bond Funds	27,748,752
U.S. Treasury Obligations	24,866,706
Foreign Government Bond Funds	24,245,564
Corporate Bonds	20,669,732
Foreign Currency Funds	11,896,222
Corporate Bond Funds	10,683,861
High Yield Bond Funds	5,491,189
Non-U.S. Traded Equity Securities - Short	3,725,720
Index Funds - Short	2,735,647
Total:	$862,025,274
Leuthold Global Fund (Unaudited)
Components of Portfolio Holdings	Fair Value
Non-U.S. Traded Equity Securities	$122,913,958
U.S. Traded Equity Securities	112,403,659
Foreign Government Bonds	25,668,091
Short-Term Investments	17,464,020
Corporate Bond Funds	10,688,311
Mortgage Backed Bond Funds	10,438,479
U.S. Treasury Obligations	6,592,410
Foreign Government Bond Funds	6,436,243
Corporate Bonds	6,369,433
U.S. Traded Equity Securities - Short	5,727,380
Non-U.S. Traded Equity Securities - Short	4,929,689
Foreign Currency Funds	4,796,263
High Yield Bond Funds	3,122,731
Emerging Country Funds - Short	1,193,094
Index Funds - Short	392,784
Foreign Equity Funds - Short	329,670
Total:	$339,466,215
Leuthold Select Industries Fund (Unaudited)
Components of Portfolio Holdings	Fair Value
Information Technology	$4,679,277
Industrials	2,225,388
Health Care	2,197,825
Consumer Discretionary	2,049,239
Financials	1,766,569
Consumer Staples	949,663
Materials	631,391
Total:	14,499,352
Leuthold Global Industries Fund (Unaudited)
Components of Portfolio Holdings	Fair Value
Consumer Discretionary	$6,609,646
Information Technology	6,406,438
Financials	4,199,293
Health Care	3,363,688
Industrials	2,188,399
Telecommunication Services	1,199,946
Materials	1,157,029
Utilities	1,156,539
Total:	26,280,978
Grizzly Short Fund (Unaudited)
Components of Portfolio Holdings	Fair Value
Energy - Short	$11,822,158
Information Technology - Short	9,006,754
Consumer Discretionary - Short	8,469,440
Industrials - Short	7,821,403
Short-Term Investments	7,719,734
Financials - Short	6,949,612
Materials - Short	4,842,601
Index Funds - Short	4,197,739
Utilities - Short	4,167,064
Telecommunication Services - Short	1,737,900
Health Care - Short	1,576,163
Consumer Staples - Short	579,054
Total:	$68,889,622

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC(“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
* Excludes short-term investments less than 5% of net assets.

The Leuthold Funds - 2014 Semi-Annual Report 7

The Leuthold Funds

Statements of Assets and Liabilities
March 31, 2014 (Unaudited)

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund
ASSETS:
Investments, at cost
Unaffiliated securities	$668,828,792	$278,696,936	$11,585,531
Affiliated securities	12,167,556	—	—
	680,996,348	278,696,936	11,585,531

Investments, at fair value
Unaffiliated securities	809,321,931	326,893,598	14,834,111
Affiliated securities	11,896,222	—	—
Foreign currency
(cost $556,647, $144,951, and $0, respectively)	559,086	143,643	—
Receivable for Fund shares sold	470,249	929,143	47
Receivable for investments sold	37,858,950	—	864,094
Collateral at broker for securities sold short	71,331,583	25,203,541	—
Interest receivable	1,227,714	451,448	2
Dividends receivable	356,315	558,085	6,680
Other assets	69,371	50,315	10,428
Total Assets	933,091,421	354,229,773	15,715,362

LIABILITIES:
Securities sold short, at fair value
(proceeds $40,816,332, $12,009,896, and $0, respectively)	40,807,121	12,572,617	—
Payable for investments purchased	37,477,939	—	914,101
Payable for Fund shares redeemed	8,198,022	132,744	14,063
Payable to Adviser	644,311	314,681	17,335
Payable to Custodian	434,270	50,138	—
Dividends payable on securities sold short	42,676	31,715	—
Distribution (Rule 12b-1) fees payable	36,294	42,229	88
Shareholder servicing fees payable	64,266	—	803
Accrued expenses and other liabilities	364,376	177,278	18,236
Total Liabilities	88,069,275	13,321,402	964,626
NET ASSETS	$845,022,146	$340,908,371	$14,750,736

8 The Leuthold Funds - 2014 Semi-Annual Report

The Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2014 (Unaudited)

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund

NET ASSETS CONSIST OF:
Capital stock	$679,885,560	$271,204,937	$13,888,425
Accumulated net investment loss	(5,294,622)	(2,248,299)	(29,494)
Accumulated net realized gain (loss) on investments
and short positions	30,185,300	24,312,321	(2,356,775)
Net unrealized appreciation on investments	140,245,908	47,639,412	3,248,580
Total Net Assets	$845,022,146	$340,908,371	$14,750,736

Retail Class Shares
Net assets	$590,815,807		$127,290,828		$14,750,736
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	31,433,015		11,155,243		741,148
Net Asset Value, Redemption Price and Offering Price Per Share	$18.80	*	$11.41	*	$19.90
Institutional Class Shares Net assets	$254,206,339		$213,617,543		n/a
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	13,530,780		18,647,172		n/a
Net Asset Value, Redemption Price and Offering Price Per Share	$18.79	*	$11.46	*	$ n/a

* Redemption price may differ from NAV if redemption fee is applied.

See Notes to the Financial Statements.	The Leuthold Funds - 2014 Semi-Annual Report 9

The Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2014 (Unaudited)

	Leuthold Global Industries Fund	Grizzly Short Fund

ASSETS:
Investments, at cost
Unaffiliated securities	$22,812,247	$7,719,734
Affiliated securities	—	—
	22,812,247	7,719,734

Investments, at fair value
Unaffiliated securities	26,498,402	7,719,734
Foreign currency (cost $8,751 and $0, respectively)	8,737	—
Receivable for Fund shares sold	7,126	152,231
Collateral at broker for securities sold short	—	118,084,088
Interest receivable	1	62
Dividends receivable	54,199	—
Receivable from Advisor	—	—
Other assets	29,508	30,085
Total Assets	26,597,973	125,986,200

LIABILITIES:
Securities sold short, at fair value
(proceeds $0 and $61,465,015, respectively)	—	61,169,888
Payable for Fund shares redeemed	12,665	46,075
Payable to Adviser	9,510	68,349
Payable to Custodian	14,418	23,763
Dividends payable on securities sold short	—	64,784
Distribution (Rule 12b-1) fees payable	826	—
Shareholder servicing fees payable	—	10,356
Accrued expenses and other liabilities	27,911	58,737
Total Liabilities	65,330	61,441,952
NET ASSETS	$26,532,643	$64,544,248

10 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2014 (Unaudited)

Leuthold Global Industries Fund	Grizzly Short Fund

NET ASSETS CONSIST OF:
Capital stock	$23,143,257	$222,042,497
Accumulated net investment loss	(92,788)	(3,261,532)
Accumulated net realized loss on investments	(203,916)	(154,531,844)
Net unrealized appreciation on investments
and short positions	3,686,090	295,127
Total Net Assets	$26,532,643	$64,544,248

Retail Class Shares
Net assets	$7,742,233		$65,544,248
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	462,087		8,411,465
Net Asset Value, Redemption Price and Offering Price Per Share	$16.75	*	$7.67
Institutional Class Shares Net assets	$18,790,410		n/a
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	1,115,830		n/a
Net Asset Value, Redemption Price and Offering Price Per Share	$16.84	*	$ n/a

* Redemption price may differ from NAV if redemption fee is applied.

See Notes to the Financial Statements.	The Leuthold Funds - 2014 Semi-Annual Report 11

The Leuthold Funds

Statements of Operations
For the Six Months Ended March 31, 2014 (Unaudited)

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund
INVESTMENT INCOME:
Dividend income
(net of foreign taxes withheld of $37,448,
$89,488, and $0, respectively)	$3,816,825	$1,784,278	$67,985
Interest income	925,564	453,484	13
Total investment income	4,742,389	2,237,762	67,998

EXPENSES:
Investment advisor fees (Note 3)	3,528,528	1,952,735	60,933
Administration fees	188,974	74,794	2,079
Transfer agent fees	80,415	126,994	3,459
Legal fees	13,251	10,186	205
Audit fees	31,332	41,105	8,736
Fund accounting fees	62,569	34,632	2,560
Custody fees	83,350	44,000	3,602
Shareholder servicing fees- Retail Class	268,715	—	4,590
Registration fees	21,416	24,007	9,280
Report to shareholders	12,250	14,440	1,164
Directors' fees	53,523	25,795	728
Distribution (Rule 12b-1) fees- Retail Class (Note 4)	—	137,405	—
Other	31,610	14,621	695
Total expenses before dividends and interest on short positions	4,375,933	2,500,714	98,031
Dividends and interest on short positions (Reimbursement) or recovery	437,924	146,083	—
from Adviser (Note 3)	—	—	(539)
Total expenses NET INVESTMENT LOSS	4,813,857	2,646,797	97,492
	$(71,468)	$(409,035)	$(29,494)

12 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2014 (Unaudited)

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS,
INVESTMENT COMPANIES,
SHORT POSITIONS, AND FOREIGN
CURRENCY AND FOREIGN CURRENCY
TRANSLATION:
Net realized gain (loss) on:
Affiliated securities	$(748,477)	$—	$—
Unaffiliated securities	41,817,143	27,400,279	636,430
Investment companies	(693,851)	(501,071)	—
Realized gain distributions received from investment companies	8,387	6,495	—
Short positions	(4,616,064)	(1,377,878)	—
Foreign currency and foreign currency translation	57,906	314,818	(15)
Net unrealized appreciation (depreciation)
during the period on: Affiliated Issuers	(75,887)	128,768	—
Unaffiliated Issuers	67,922,190	28,507,492	1,328,698
Investment companies	747,001	194,013	—
Short positions	(296,596)	(562,721)	—
Foreign currency and foreign currency translation	(9,494,363)	(24,056,550)	—
Net realized and unrealized gain (loss) on investments, investment companies, short positions, and foreign currency and foreign currency translation	$94,627,389	$30,053,645	$1,965,113
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$94,555,921	$29,644,610	$1,935,619

See Notes to the Financial Statements.	The Leuthold Funds - 2014 Semi-Annual Report 13

The Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2014 (Unaudited)

Leuthold Global Industries Fund	Grizzly Short Fund

INVESTMENT INCOME:
Dividend income
(net of foreign taxes withheld of $8,706
and $0, respectively)	$141,235	$—
Interest income	23	274
Total investment income	141,258	274

EXPENSES:
Investment advisor fees (Note 3)	117,374	422,257
Administration Fees	4,156	15,490
Transfer agent fees	14,039	21,764
Legal fees	3,490	1,611
Audit fees	9,765	470
Fund accounting fees	8,120	6,164
Custody fees	47,270	200
Shareholder servicing fees - Retail Class	—	32,626
Registration fees	13,994	18,909
Report to shareholders	2,009	7,772
Directors' fees	1,364	5,054
Distribution (Rule 12b-1) fees - Retail Class (Note 4)	9,112	—
Other	1,184	3,492
Total expenses before dividends and interest on short positions	231,877	535,809
Dividends and interest on short positions	—	669,510
(Reimbursement) or recovery from Adviser (Note 3)	(44,079)	—
Total expenses	187,798	1,205,319
NET INVESTMENT LOSS	$(46,540)	$(1,205,045)

14 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2014 (Unaudited)

Leuthold Global Industries Fund	Grizzly Short Fund

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
SHORT POSITIONS, AND FOREIGN
CURRENCY AND FOREIGN CURRENCY
TRANSLATION:
Net realized gain (loss) on:
Unaffiliated securities	$778,921	$—
Short positions	—	(5,181,729)
Foreign currency and foreign currency translation	(917)	9
Net unrealized appreciation (depreciation)
during the period on:
Unaffiliated Issuers	4,465,844	—
Short positions	—	(1,350,952)
Foreign currency and foreign currency translation	(2,588,627)	8
Net realized and unrealized gain (loss)
on investments, short positions, and foreign currency
and foreign currency translation	2,655,221	(6,532,664)
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$2,608,681	$(7,737,709)

See Notes to the Financial Statements.	The Leuthold Funds - 2014 Semi-Annual Report 15

Leuthold Core Investment Fund

Statements of Changes in Net Assets (Consolidated)

Six Months Ended March 31, 2014	Year Ended September 30, 2013

OPERATIONS:
Net investment income (loss)	$(71,468)	$3,544,463
Net realized gain on investments, investment companies, short positions, and foreign currency and foreign currency translation	35,825,044	67,006,642
Net unrealized appreciation on investments, investment companies, short positions, and foreign currency and foreign currency translation	58,802,345	721,729
Net increase in net assets from operations	94,555,921	71,272,834

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(13,015,040)	(6,240,190)
From net investment income - Institutional Class	(5,668,605)	(3,087,211)
From net realized gain - Retail Class	(32,435,578)	(3,272,588)
From net realized gain - Institutional Class	(13,814,132)	(1,577,499)
Total distributions	(64,933,355)	(14,177,488)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	207,312,530	49,789,000
Proceeds from shares sold - Institutional Class	75,006,110	30,970,032
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	41,667,410	8,877,918
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	19,097,425	4,522,253
Cost of shares redeemed - Retail Class*	(106,572,357)	(215,964,484)
Cost of shares redeemed - Institutional Class**	(26,666,323)	(121,077,392)
Net increase (decrease) in net assets from capital share transactions	209,854,795	(242,882,673)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	239,477,361	(185,787,327)
NET ASSETS
Beginning of period	605,544,785	791,332,112
End of period (including accumulated net investment income (loss) of $(5,294,622) and $13,460,491, respectively	$845,022,146	$605,544,785

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	12,561,093	2,850,613
Shares sold - Institutional Class	3,187,943	1,802,270
Shares issued to holders in reinvestment of dividends - Retail Class	2,272,128	519,467
Shares issued to holders in reinvestment of dividends - Institutional Class	1,041,296	264,692
Shares redeemed - Retail Class	(5,759,809)	(12,465,795)
Shares redeemed - Institutional Class	(1,445,472	(7,036,584)
Net increase (decrease) in shares outstanding	11,857,179	(14,065,377)

* Net of redemption fees of (Retail Class):	$344	$565
** Net of redemption fees of (Institutional Class):	$—	$—

16 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Statements of Changes in Net Assets (Consolidated)

Six Months Ended March 31, 2014	Year Ended September 30, 2013

OPERATIONS:
Net investment income (loss)	$(409,035)	$2,654,175
Net realized gain on investments, investment companies, short positions, and foreign currency and foreign currency translation	25,842,643	36,654,801
Net unrealized appreciation on investments, investment companies, short positions, and foreign currency and foreign currency translation	4,211,002	11,253,045
Net increase in net assets from operations	29,644,610	50,562,021

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(868,120)	(894,989)
From net investment income - Institutional Class	(1,855,842)	(2,194,670)
From net realized gain - Retail Class	(11,698,344)	(221,460)
From net realized gain - Institutional Class	(22,325,346)	(448,609)
Total distributions	(36,747,652)	(3,759,728)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	13,482,320	29,869,334
Proceeds from shares sold - Institutional Class	37,600,591	35,454,813
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	10,738,333	948,383
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	21,400,859	2,196,722
Cost of shares redeemed - Retail Class*	(21,022,179	(40,216,497)
Cost of shares redeemed - Institutional Class**	(79,882,904	(96,202,314)
Net increase (decrease) in net assets from capital share transactions	(17,682,980	(67,949,559)

TOTAL DECREASE IN NET ASSETS:	(24,786,022)	(21,147,266)
NET ASSETS
Beginning of period	365,694,393	386,841,659
End of period (including accumulated net investment income (loss) of $(2,248,299) and $884,698, respectively	$340,908,371	$365,694,393

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	1,195,040	2,733,961
Shares sold - Institutional Class	3,342,077	3,227,726
Shares issued to holders in reinvestment of dividends - Retail Class	972,325	90,141
Shares issued to holders in reinvestment of dividends - Institutional Class	1,929,188	208,265
Shares redeemed - Retail Class	(1,862,041	(3,731,663)
Shares redeemed - Institutional Class	(7,093,182	(8,905,968)
Net decrease in shares outstanding	(1,516,593	(6,377,538)

* Net of redemption fees of (Retail Class):	$—	$17
** Net of redemption fees of (Institutional Class):	$—	$545

See Notes to the Financial Statements.	The Leuthold Funds - 2014 Semi-Annual Report 17

Leuthold Select Industries Fund

Statements of Changes in Net Assets

Six Months Ended March 31, 2014	Year Ended September 30, 2013

OPERATIONS:
Net investment income (loss)	$(29,494)	$22,859
Net realized gain on investments, and foreign currency and foreign currency translation	636,415	2,028,574
Net unrealized appreciation on investments, and foreign currency and foreign currency translation	1,328,698	430,379
Net increase in net assets from operations	1,935,619	2,481,812

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(33,785)
From net realized gain	—	—
Total distributions	—	(33,785

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,366,276	4,327,938
Proceeds from shares issued to holders in reinvestment of dividends	—	32,398
Cost of shares redeemed	(1,356,690)	(10,461,259)
Net increase (decrease) in net assets from capital share transactions	3,009,586	(6,100,923)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	4,945,205	(3,652,896)
NET ASSETS
Beginning of period	9,805,531	13,458,427
End of period (including accumulated net investment income (loss) of $(29,494) and $0, respectively)	$14,750,736	$9,805,531

CHANGES IN SHARES OUTSTANDING:
Shares sold	231,595	284,592
Shares issued to holders in reinvestment of dividends	—	2,354
Shares redeemed	(73,337)	(718,924)
Net increase (decrease) in shares outstanding	158,258	(431,978

18 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund

Statements of Changes in Net Assets (Consolidated)

Six Months Ended March 31, 2014	Year Ended September 30, 2013

OPERATIONS:
Net investment income (loss)	$(46,540)	$86,470
Net realized gain on investments, and foreign currency and foreign currency translation	778,004	1,261,818
Net unrealized appreciation on investments, and foreign currency and foreign currency translation	1,877,217	1,136,808
Net increase in net assets from operations	2,608,681	2,485,096

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(14,539)	(25,886)
From net investment income - Institutional Class	(66,929)	(43,352)
From net realized gain - Retail Class	—	—
From net realized gain - Institutional Class	—	—
Total distributions	(77,468)	(69,238)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	11,059,213	1,493,503
Proceeds from shares sold - Institutional Class	8,895,010	6,982,171
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	4,605	6,185
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	47,259	26,996
Cost of shares redeemed - Retail Class*	(8,875,392)	(1,594,609)
Cost of shares redeemed - Institutional Class**	(1,632,413)	(2,761,568)
Net increase (decrease) in net assets from capital share transactions	9,498,282	4,152,678

TOTAL INCREASE IN NET ASSETS:	12,029,495	6,568,536
NET ASSETS
Beginning of period	14,503,148	7,934,612
End of period (including accumulated net investment income (loss) of $(92,788) and $31,220 respectively	$26,532,643	$14,503,148

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	707,018	115,457
Shares sold - Institutional Class	564,298	486,301
Shares issued to holders in reinvestment of dividends - Retail Class	289	464
Shares issued to holders in reinvestment of dividends - Institutional Class	2,954	2,039
Shares redeemed - Retail Class	(567,505)	(124,261)
Shares redeemed - Institutional Class	(100,578)	(200,862)
Net increase in shares outstanding	606,476	279,138

* Net of redemption fees of (Retail Class):	$517	$38
** Net of redemption fees of (Institutional Class):	$—	$346

See Notes to the Financial Statements.	The Leuthold Funds - 2014 Semi-Annual Report 19

Grizzly Short Fund

Statements of Changes in Net Assets

Six Months Ended March 31, 2014	Year Ended September 30, 2013

OPERATIONS:
Net investment loss	$(1,205,045)	$(3,527,731)
Net realized gain on short positions and foreign currency and foreign currency translation	(5,181,720)	(26,479,080)
Net unrealized appreciation (depreciation) on short positions and foreign currency and foreign currency translation	(1,350,944)	2,511,304
Net decrease in net assets from operations	(7,737,709)	(27,495,507)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—
From net realized gain	—	—
Total distributions	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	33,210,604	134,718,165
Cost of shares redeemed	(55,843,449)	(148,593,865)
Net decrease in net assets from capital share transactions	(22,632,845)	(13,875,700)

TOTAL DECREASE IN NET ASSETS:	(30,370,554)	(41,371,207)
NET ASSETS
Beginning of period	94,914,802	136,286,009
End of period (including accumulated net investment loss of $(3,261,532) and $(2,056,487), respectively	$64,544,248	$94,914,802

CHANGES IN SHARES OUTSTANDING:
Shares sold	4,085,026	14,065,201
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(6,731,586)	(15,330,976)
Net decrease in shares outstanding	(2,646,560)	(1,265,775)

20 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund - Retail

Financial Highlights

	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013 (Consolidated)	Year Ended September 30, 2012 (Consolidated)	Year Ended September 30, 2011 (Consolidated)	Year Ended September 30, 2010 (Consolidated)	Year Ended September 30, 2009 (Consolidated)

Per Share Data (1):
Net asset value, beginning of period	$18.29		$16.78	$15.50	$15.99	$15.79	$15.20
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)(3)	0.09 (2)	0.11 (2)	0.09 (3)	0.14 (2)	0.28 (2)
Net realized and unrealized gains (losses) on investments and short positions	1.97		1.78	1.62	(0.51)	0.11	0.45
Total from investment operations	1.97		1.87	1.73	(0.42)	0.25	0.73

Less distributions:
From net investment income	(0.41)		(0.23)	(0.16)	(0.02)	—	(0.13)
From net realized gains	(1.05)		(0.13)	(0.29)	(0.05)	—	—
Return of capital	—		—	—	—	(0.05)	(0.01)
Redemption fees(4)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(1.46)		(0.36)	(0.45)	(0.07)	(0.05)	(0.14)
Net asset value, end of period	$18.80		$18.29	$16.78	$15.50	$15.99	$15.79
Total Return	11.12%		11.29%	11.34%	(2.61%)	1.53%	4.95%
Supplemental data and ratios: Net assets, end of period	$590,815,807		$409,043,691	$527,760,001	$660,993,063	$858,708,522	$944,341,607
Ratio of expenses to average net assets(5)	1.26	%(6)	1.28%	1.22%	1.24%	1.37%	1.15%
Ratio of net investment income (loss)
to average net assets(7)	(0.05	%)(6)	0.49%	0.69%	0.54%	0.85%	2.14%
Portfolio turnover rate(8)	67.00%		105.28%	149.17%	83.15%	100.36%	116.70%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were 1.15% for the six months ended March 31, 2014, 1.16% for the year ended September 30, 2013, 1.14% for the year ended September 30, 2012, 1.14% for the year ended September 30, 2011, 1.12% for the year ended September 30, 2010, and 1.14% for the year ended September 30, 2009.

(6)	Annualized.
(7)	The net investment income ratios include dividends and interest on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See Notes to the Financial Statements.	The Leuthold Funds - 2014 Semi-Annual Report 21

Leuthold Core Investment Fund - Institutional

Financial Highlights

	Six Months Ended March 31, 2014		Year Ended September 30, 2013 (Consolidated)	Year Ended September 30, 2012 (Consolidated)	Year Ended September 30, 2011 (Consolidated)	Year Ended September 30, 2010 (Consolidated)	Year Ended September 30, 2009 (Consolidated)

Per Share Data (1):
Net asset value, beginning of period	$18.28		$16.77	$15.50	$15.98	$15.78	$15.19
Income (loss) from investment operations:
Net investment income (loss)	0.00	(3)	0.11 (2)	0.12 (2)	0.11 (3)	0.15 (2)	0.30 (3)
Net realized and unrealized gains (losses) on investments and short positions	1.98		1.78	1.62	(0.50)	0.11	0.45
Total from investment operations	1.98		1.89	1.74	(0.39)	0.26	0.75

Less distributions:
From net investment income	(0.42)		(0.25)	(0.18)	(0.04)	—	(0.15)
From net realized gains	(1.05)		(0.13)	(0.29)	(0.05)	—	—
Return of capital	—		—	—	—	(0.06)	(0.01)
Redemption fees	0.00		—	0.00 (4)	0.00 (4)	0.00 (4)	0.00 (4)
Total distributions	(1.47)		(0.38)	(0.47)	(0.09)	(0.06)	(0.16)
Net asset value, end of period	$18.79		$18.28	$16.77	$15.50	$15.98	$15.78
Total Return	11.17%		11.42%	11.40%	(2.49)%	1.64%	5.14%
Supplemental data and ratios: Net assets, end of period	$254,206,339		$196,501,094	$263,572,111	$347,571,502	$451,654,832	$461,682,757
Ratio of expenses to average net assets(5)	1.16	%(6)	1.17%	1.11%	1.13%	1.27%	1.03%
Ratio of net investment income (loss)
to average net assets(7)	(0.05	%)(6)	0.60%	0.80%	0.66%	0.95%	2.25%
Portfolio turnover rate(8)	67.00%		105.28%	149.17%	83.15%	100.36%	116.70%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were 1.05% for the six months ended March 31, 2014, 1.06% for the year ended September 30, 2013, 1.14% for the year ended September 30, 2012, 1.03% for the year ended September 30, 2011, 1.02% for the year ended September 30, 2010, and 1.02% for the year ended September 30, 2009.

(6)	Annualized.
(7)	The net investment income ratios include dividends and interest on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

22 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund - Retail

Financial Highlights

	Six Months Ended March 31, 2014		Year Ended September 30, 2013 (Consolidated)	Year Ended September 30, 2012 (Consolidated)	Year Ended September 30, 2011 (Consolidated)	Year Ended September 30, 2010 (Consolidated)	Year Ended September 30, 2009 (Consolidated)

Per Share Data (1):
Net asset value, beginning of period	$11.65		$10.24	$9.52	$10.18	$9.07	$8.51
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(3)	0.07 (2)	0.05 (3)	0.08 (3)	0.07 (2)	0.09 (3)
Net realized and unrealized gains (losses) on investments and short positions	0.96		1.44	0.89	(0.17)	1.06	0.59
Total from investment operations	0.94		1.51	0.94	(0.09)	1.13	0.68

Less distributions:
From net investment income	(0.08)		(0.08)	(0.07)	(0.05)	(0.02)	(0.12)
From net realized gains	(1.10)		(0.02)	(0.15)	(0.52)	—	—
Redemption fees	—		0.00 (4)	0.00 (4)	0.00 (4)	0.00 (4)	0.00 (4)
Total distributions	(1.18)		(0.10)	(0.22)	(0.57)	(0.02)	(0.12)
Net asset value, end of period	$11.41		$11.65	$10.24	$9.52	$10.18	$9.07
Total Return	8.42%		14.78%	10.14%	(1.33)%	12.39%	8.28%
Supplemental data and ratios: Net assets, end of period	$127,290,828		$126,418,514	$120,450,807	$152,292,208	$98,906,854	$58,120,794
Ratio of expenses to average net assets(5)	1.63	%(6)	1.63%	1.57%	1.74%	1.93%	1.82%
Ratio of net investment income (loss)
to average net assets(7)	(0.37	)%(6)	0.61%	0.60%	0.83%	0.78%	1.56%
Portfolio turnover rate(8)	69.00%		101.03%	127.41%	123.51%	140.87%	152.90%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were 1.55% for the six months ended March 31, 2014, 1.51% for the year ended September 30, 2013, 1.51% for the year ended September 30, 2012, 1.55% for the year ended September 30, 2011, 1.65% for the year ended September 30, 2010, and 1.77% for the year ended September 30, 2009.

(6)	Annualized.
(7)	The net investment income ratios include dividends and interest on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See Notes to the Financial Statements.	The Leuthold Funds - 2014 Semi-Annual Report 23

Leuthold Global Fund - Institutional

Financial Highlights

	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013 (Consolidated)	Year Ended September 30, 2012 (Consolidated)	Year Ended September 30, 2011 (Consolidated)	Year Ended September 30, 2010 (Consolidated)	Year Ended September 30, 2009 (Consolidated)

Per Share Data (1):
Net asset value, beginning of period	$11.69		$10.27	$9.54	$10.20	$9.08	$8.51
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(3)	0.09 (2)	0.09 (3)	0.10 (3)	0.09 (2)	0.11 (3)
Net realized and unrealized gains (losses) on investments and short positions	0.97		1.45	0.88	(0.17)	1.06	0.59
Total from investment operations	0.96		1.54	0.97	(0.07)	1.15	0.70

Less distributions:
From net investment income	(0.09)		(0.10)	(0.09)	(0.07)	(0.03)	(0.13)
From net realized gains	(1.10)		(0.02)	(0.15)	(0.52)	—	—
Redemption fees	—		0.00 (4)	—	0.00 (4)	—	—
Total distributions	(1.19)		(0.12)	(0.24)	(0.59)	(0.03)	(0.13)
Net asset value, end of period	$11.46		$11.69	$10.27	$9.54	$10.20	$9.08
Total Return	8.58%		15.08%	10.34%	(1.11)%	12.52%	8.63%
Supplemental data and ratios: Net assets, end of period	$213,617,543		$239,275,879	$266,390,852	$292,447,586	$190,739,466	$121,650,446
Ratio of expenses to average net assets(5)	1.41	%(6)	1.44%	1.36%	1.57%	1.75%	1.57%
Ratio of net investment income (loss)
to average net assets(7)	(0.15	)%(6)	0.80%	0.81%	1.01%	0.97%	1.80%
Portfolio turnover rate(8)	69.00%		101.03%	127.41%	123.51%	140.87%	152.90%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were 1.33% for the six months ended March 31, 2014, 1.32% for the year ended September 30, 2013, 1.31% for the year ended September 30, 2012, 1.38% for the year ended September 30, 2011, 1.47% for the year ended September 30, 2010, and 1.53% for the year ended September 30, 2009.

(6)	Annualized.
(7)	The net investment income ratios include dividends and interest on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

24 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund

Financial Highlights

	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011		Year Ended September 30, 2010	Year Ended September 30, 2009

Per Share Data (1):
Net asset value, beginning of period	$16.82		$13.26	$10.78	$11.80		$12.82	$13.03
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(2)	0.03 (3)	0.03 (3)	(0.05	)(2)	0.03 (3)	(0.04	)(2)
Net realized and unrealized gains (losses) on investments and short positions	3.12		3.58	2.47	(0.95)		(1.03)	(0.17)
Total from investment operations	3.08		3.61	2.50	(1.00)		(1.00)	(0.21)
Less distributions:

From net investment income	—		(0.05)	(0.02)	(0.02)		(0.02)	—
Total distributions	—		(0.05)	(0.02)	(0.02)		(0.02)	—
Net asset value, end of period	$19.90		$16.82	$13.26	$10.78		$11.80	$12.82
Total Return	18.31%		27.26%	23.34%	(8.60)%		(7.76)%	(1.69)%
Supplemental data and ratios: Net assets, end of period	$14,750,736		$9,805,531	$13,458,427	$16,278,535		$39,088,487	$47,543,360
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	1.61	%(4)	1.80%	1.71%	1.40%		1.30%	1.38%
After expense reimbursement or recovery	1.60	%(4)	1.60%	1.60%	1.40%		1.30%	1.38%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement or recovery	(0.49	)%(4)	0.00%	0.11%	(0.24)%		0.24%	(0.38)%
After expense reimbursement or recovery	(0.48	)%(4)	0.20%	0.22%	(0.24)%		0.24%	(0.38)%
Portfolio turnover rate	67.00%		136.34%	139.61%	109.26%		178.24%	164.20%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Net investment income per share iscalculated based on average shares outstanding.
(4)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2014 Semi-Annual Report 25

Leuthold Global Industries Fund - Retail

Financial Highlights

	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011		Period from May 17, 2010(1) through September 30, 2010

Per Share Data (2):
Net asset value, beginning of period	$14.89		$11.44	$9.77	$11.01		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(4)	0.10 (3)	0.01 (4)	(0.06	)(4)	0.00	(4)(5)
Net realized and unrealized gains (losses) on investments and short positions	1.95		3.43	1.68	(1.16)		1.01
Total from investment operations	1.91		3.53	1.69	(1.10)		1.01

Less distributions:
From net investment income	(0.05)		(0.08)	(0.02)	(0.06)		—
From net realized gains	—		—	—	(0.08)		—
Redemption fees	0.00	(5)	0.00 (5)	—	0.00	(5)	—
Total distributions	(0.05)		(0.08)	(0.02)	(0.14)		—
Net asset value, end of period	$16.75		$14.89	$11.44	$9.77		$11.01
Total Return	12.82%		30.98%	17.33%	(10.23%)		10.10%
Supplemental data and ratios: Net assets, end of period	$7,742,233		$4,797,409	$3,782,099	$5,377,373		$5,850,019
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	2.15	%(6)	2.70%	2.52%	1.96%		4.42	%(6)
After expense reimbursement or recovery	1.77	%(6)	1.96%	2.00%	2.04%		1.96	%(6)
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement or recovery	(0.94	)%(6)	0.01%	(0.45)%	0.60%		(2.29	)%(6)
After expense reimbursement or recovery	(0.56	)%(6)	0.75%	0.07%	0.52%		0.17	%(6)
Portfolio turnover rate	116.00%		142.87%	117.30%	179.57%		112.58%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)	Annualized.

26 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund - Institutional

Financial Highlights

	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Period from May 17, 2010(1) through September 30, 2010

Per Share Data (2):
Net asset value, beginning of period	$14.95		$11.48	$9.77	$11.01	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(4)	0.13 (3)	0.06 (4)	0.09 (4)	0.01	(4)
Net realized and unrealized gains (losses) on investments and short positions	1.98		3.45	1.67	(1.15)	1.00
Total from investment operations	1.95		3.58	1.73	(1.06)	1.01

Less distributions:
From net investment income	(0.06)		(0.11)	(0.02)	(0.10)	—
From net realized gains	—		—	—	(0.08)	—
Redemption fees	—		0.00 (5)	—	—	—
Total distributions	(0.06)		(0.11)	(0.02)	(0.18)	—
Net asset value, end of period	$16.84		$14.95	$11.48	$9.77	$11.01
Total Return	13.04%		31.17%	17.84%	(9.92%)	10.10%
Supplemental data and ratios: Net assets, end of period	$18,790,410		$9,705,739	$4,152,513	$14,904,617	$3,870,245
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	1.90	%(6)	2.45%	2.27%	1.71%	4.17	%(6)
After expense reimbursement or recovery	1.52	%(6)	1.71%	1.75%	1.79%	1.71	%(6)
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement or recovery	(0.69	)%(6)	0.26%	(0.20)%	0.85%	(2.04	)%(6)
After expense reimbursement or recovery	(0.31	)%(6)	1.00%	0.32%	0.77%	0.42	%(6)
Portfolio turnover rate	116.00%		142.87%	117.30%	179.57%	112.58%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2014 Semi-Annual Report 27

Grizzly Short Fund

Financial Highlights

	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010(1)		Year Ended September 30, 2009(1)

Per Share Data (2):
Net asset value, beginning of period	$8.58		$11.06		$16.14		$16.48		$19.00		$29.28
Income (loss) from investment operations:
Net investment income (loss)	(0.14	)(4)	(0.34	)(3)	(0.40	)(3)	(0.43	)(3)	(0.48	)(3)	(0.88	)(4)
Net realized and unrealized gains (losses) on investments and short positions	(0.77)		(2.14)		(4.68)		0.09		(2.04)		(7.88)
Total from investment operations	(0.91)		(2.48)		(5.08)		(0.34)		(2.52)		(8.76)

Less distributions:
From net investment income	—		—		—		—		—		(0.04)
From net realized gains	—		—		—		—		—		(0.76)
Return of capital	—		—		—		—		—		(0.72)
Total distributions	—		—		—		—		—		(0.14)
Net asset value, end of period	$7.67		$8.58		$11.06		$16.14		$16.48		$19.00
Total Return	(10.71)%		(22.33)%		(31.47)%		(2.06)%		(13.26)%		(32.54)%
Supplemental data and ratios: Net assets, end of period	$64,544,248		$94,914,802		$136,286,009		$263,488,083		$196,552,242		$86,244,258
Ratio of expenses to average net assets(5)	3.57	%(6)	3.43%		3.09%		3.01%		2.72%		3.53%
Ratio of net investment loss
to average net assets(7)	(3.57	)%(6)	(3.42)%		(3.09)%		(3.01)%		(2.71)%		(2.83)%
Portfolio turnover rate(8)	0.00%		0.00%		0.00%		0.00%		0.00%		0.00%

(1)	Per share data adjusted for 1:4 reverse split completed as of May 20, 2011.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were 1.59% for the six months ended March 31, 2014, 1.54% for the year ended September 30, 2013, 1.52% for the year ended September 30, 2012, 1.53% for the year ended September 30, 2011, 1.49% for the year ended September 30, 2010, and 1.47% for the year ended September 30, 2009.

(6)	Annualized.
(7)	The net investment income ratios include dividends and interest on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

28 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Schedule of Investments
March 31, 2014 (Unaudited)

Shares	Fair Value
COMMON STOCKS - 69.92%
Aerospace & Defense - 4.25%
AAR Corp.	69,292	$1,798,127
Alliant Techsystems, Inc.	26,947	3,830,516
Boeing Co.	34,350	4,310,582
Exelis, Inc.	177,376	3,371,918
L-3 Communications Holdings,
Inc.	29,316	3,463,685
Lockheed Martin Corp.	32,277	5,268,898
Moog, Inc. - Class A (a)	26,059	1,707,125
Northrop Grumman Corp.	42,641	5,261,047
Raytheon Co.	46,491	4,592,846
Triumph Group, Inc.	35,830	2,313,901
		35,918,645
Air Freight & Logistics - 0.03%
Hyundai Glovis Co., Ltd.(b)	963	218,989

Airlines - 5.96%
Air China, Ltd. (b)	220,000	130,271
Alaska Air Group, Inc.	79,064	7,377,462
American Airlines Group,
Inc. (a)	278,056	10,176,850
China Southern Airlines Co.,
Ltd. (b)	870,000	283,410
Copa Holdings SA - Class A (b)	39,088	5,675,187
Delta Air Lines, Inc.	231,566	8,023,762
Hawaiian Holdings, Inc. (a)	378,754	5,287,406
JetBlue Airways Corp. (a)	468,494	4,071,213
Southwest Airlines Co.	394,135	9,305,527
		50,331,088
Auto Components - 0.22%
APM Automotive Holdings
Bhd (b)	36,100	68,320
Autometal SA (b)	29,500	209,321
Halla Visteon Climate Control
Corp. (b)	6,240	285,842
Hyundai Mobis (b)	1,237	367,016
Kenda Rubber Industrial Co.,
Ltd. (b)	80,000	191,300
Pyeong Hwa Automative Co.,
Ltd. (b)	7,139	148,069
Sungwoo Hitech Co., Ltd. (b)	17,591	280,502
Xinyi Glass Holdings, Ltd. (b)	362,000	295,308
		1,845,678
Automobiles- 0.01%
Hyundai Motor Co. (b)	1,017	240,471
Tata Motors, Ltd. - ADR	18,106	641,133
		881,604
Banks - 0.19%
Bank of China, Ltd. (b)	1,328,000	589,995
China CITIC Bank Corp.,
Ltd. (b)	304,000	175,597
DBS Group Holdings, Ltd. (b)	43,000	554,014
Sberbank of Russia - ADR	28,936	281,744
		1,601,350
Building Products - 0.02%
China Lesso Group Holdings, Ltd.(b)	327,446	181,899

Chemicals - 2.97%
Aeci, Ltd. (b)	5,503	66,383
Axiall Corp.	63,192	2,838,585
Cabot Corp.	73,224	4,324,609
China BlueChemical, Ltd. (b)	212,000	109,357
China General Plastics Corp. (b)	290,000	150,656
China Lumena New Materials
Corp. (b)(f)	838,000	135,048
Grand Pacific Petrochemical (b)	443,000	269,677
Kukdo Chemical Co., Ltd. (b)	1,780	82,644
LyondellBasell Industries NV -
Class A	78,297	6,963,735

See Notes to the Financial Statements.	The Leuthold Funds - 2014 Semi-Annual Report 29

Leuthold Core Investment Fund

Schedule of Investments (continued)
March 31, 2014 (Unaudited)

Shares	Fair Value
COMMON STOCKS - 69.92% (continued)
Chemicals - 2.97% (continued)
Methanex Corp. (b)	63,406	$4,054,180
Soda Sanayii AS (b)	143,000	195,756
Soulbrain Co., Ltd. (b)	4,200	151,621
Westlake Chemical Corp.	87,426	5,785,853
		25,128,104
Communications Equipment - 0.02%
Trigiant Goup, Ltd (b)	568,000	158,251

Consturction & Engineering - 0.05%
China Shanshui Cemnet Group,
Ltd. (b)
Wilson Bayly Holmes-Ovcon,	142,000	224,293
Ltd. (b)
	16,647	218,020
		442,313
Construction Materials - 0.01%
China Shanshui Cement Group,
Ltd. (b)	230,000	97,216

Consumer Finance - 3.30%
Capital One Financial Corp.	114,894	8,865,221
Discover Financial Services	156,055	9,080,840
Portfolio Recovery Associates,
Inc. (a)	51,525	2,981,237
SLM Corp.	285,459	6,988,036
		27,915,334
Containers & Packaging - 0.04%
CPMC Holdings, Ltd. (B)	141,000	112,141
Kian JOO CAN Factory Bhd (b)	180,700	182,319
		294,460
Distributors - 0.02%
Xinhua Winshare Publishing and
Media Co., Ltd. (b)	315,000	179,737

Diversified Consumer Services - 3.41%
Apollo Education Group, Inc. (a)	275,054	9,417,849
Capella Education Co.	51,525	3,253,804
DeVry Education Group, Inc.	169,299	7,176,585
ITT Educational Services,
Inc. (a)	93,165	2,671,972
New Oriental Education &
Technology Group, Inc. - ADR	123,883	3,635,966
Strayer Education, Inc. (a)	57,151	2,653,521
		28,809,697
Diversified Financial Services - 0.03%
Fubon Financial Holding Co.,
Ltd. (b)	170,000	231,132

Diversified Telecommunication Services - 0.04%
China Communications Services
Corp., Ltd. (b)	250,000	115,835
China Telecom Corp., Ltd. - ADR	2,782	128,167
Telekomunikasi Indonesia
Persero Tbk PT - ADR	2,745	108,070
		352,072
Electric Utilities - 0.08%
Light SA (b)	23,000	188,947
PGE SA (b)	38,625	241,322
Tauron Polska Energia SA (b)	158,729	275,202
		705,471
Electrical Equipment - 0.01%
Boer Power Holdings, Ltd. (b)	81,000	109,233

Electronic Equipment, Instruments
& Components - 5.11%
Arrow Electronics, Inc. (a)	102,161	6,064,277
Avnet, Inc.	119,040	5,538,931
Benchmark Electronics, Inc. (a)	107,491	2,434,671
Chin-poon Industrial Co.,
Ltd. (b)	151,000	275,385
Delta Electronics Thailand
PCL - NVDR	230,000	419,449

30 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Schedule of Investments (continued)
March 31, 2014 (Unaudited)

Shares	Fair Value
COMMON STOCKS - 69.92% (continued)
Electronic Equipment, Instruments
& Components - 5.11% (continued)
Flextronics International,
Ltd. (a)(b)	422,267	$3,901,747
Ingram Micro, Inc. (a)	156,351	4,621,736
Insight Enterprises, Inc. (a)	116,671	2,929,609
IsuPetasys Co., Ltd. (b)	32,000	159,747
Jabil Circuit, Inc.	203,138	3,656,484
Jahwa Electronics Co., Ltd. (b)	7,960	134,963
Sanmina Corp. (a)	143,914	2,511,299
SYNNEX Corp. (a)	61,001	3,697,271
Taiwan Union Technology
Corp. (b)	145,000	134,186
TE Connectivity, Ltd. (b)	111,637	6,721,664
		43,201,419
Food & Staples Retailing - 4.44%
CVS Caremark Corp.	234,823	17,578,850
Magnit OJSC - GDR	6,078	332,812
Walgreen Co.	297,304	19,630,983
		37,542,645
Food Products - 0.06%
Biostime International Holdings,
Ltd. (b)	32,000	219,869
Lotte Food Co., Ltd. (b)	397	295,086
Tereos Internacional SA (b)	34,900	25,994
		540,949
Health Care Equipment & Supplies - 0.03%
i-SENS, Inc. (a)(b)
Kossan Rubber Industries (b)	1,829	91,450
	144,100	188,129
		279,579
Health Care Providers & Services - 10.16%
Aetna, Inc.	79,656	5,971,810
AmerisourceBergen Corp.	120,817	7,924,387
Cardinal Health, Inc.	137,696	9,635,966
CIGNA Corp.	46,195	3,867,907
Henry Schein, Inc. (a)	66,035	7,882,598
Humana, Inc.	46,195	5,207,100
Magellan Health Services,
Inc. (a)	54,486	3,233,744
McKesson Corp.	81,433	14,378,625
Mediclinic International,
Ltd. (b)	26,500	188,148
Patterson Companies, Inc.	59,816	2,497,916
PharMerica Corp. (a)	111,045	3,107,039
Qualicorp SA (a)(b)	18,500	186,060
Shanghai Pharmaceuticals
Holding Co., Ltd. (b)	173,200	394,222
UnitedHealth Group, Inc.	104,530	8,570,415
WellCare Health Plans, Inc. (a)	43,826	2,783,828
WellPoint, Inc.	100,385	9,993,327
		85,823,092
Hotels, Restaurants & Leisure - 0.04%
REXLot Holdings, Ltd. (b)	1,406,000	163,518
SJM Holdings, Ltd. (b)	59,000	166,217
		329,735
Household Durables - 0.22%
Even Construtora e Incorporadora
SA (b)	81,000	268,453
Ez Tec Empreendimentos e
Participacoes SA (B)	11 ,400	140,628
Haier Electronics Group Co.,
Ltd. (b)	112,000	303,994
Lentex SA (b)	55,135	147,698
Man Wah Holdings, Ltd. (b)	115,200	194,920
Skyworth Digital Holdings,
Ltd. (b)	352,000	193,826
Steinhoff International
Holdings, Ltd. (b)	116,895	565,365
		1,814,884

See Notes to the Financial Statements.	The Leuthold Funds - 2014 Semi-Annual Report 31

Leuthold Core Investment Fund

Schedule of Investments (continued)
March 31, 2014 (Unaudited)

Shares	Fair Value
COMMON STOCKS - 69.92% (continued)
Insurance - 4.85%
American Financial Group, Inc.	88,836	$5,126,726
American International
Group, Inc.	146,579	7,330,416
Assurant, Inc.	133,254	8,656,180
Genworth Financial, Inc. -
Class A (a)	622,443	11,035,914
Hartford Financial Services
Group, Inc.	217,352	7,666,005
PICC Property & Casualty
Co., Ltd. (b)	508,000	697,261
Porto Seguro SA (b)	12,500	173,424
Shin Kong Financial Holding
Co., Ltd. (b)	1,010,000	319,678
		41,005,604
Internet Sofware & Services - 0.12%
SouFun Holdings, Ltd. - ADR
Tencent Holdings, Ltd. (b)	2,673	182,887
	12,400	865,522
		1,048,409
IT Services - 7.23%
Accenture PLC - Class A (b)	42,641	3,399,340
Amdocs, Ltd.	57,447	2,668,988
Cognizant Technology
Solutions Corp. - Class A (a)	56,854	2,877,381
Comp SA (a)(b)	4,800	97,595
Computer Sciences Corp.	73,734	4,484,502
Convergys Corp.	98,904	2,166,987
CoreLogic, Inc. (a)	147,171	4,421,017
DST Systems, Inc.	40,865	3,873,593
Fiserv, Inc. (a)	69,884	3,961,724
Gartner, Inc. (a)	37,015	2,570,322
Global Payments, Inc.	38,792	2,758,499
International Business
Machines Corp.	27,835	5,357,959
Jack Henry & Associates, Inc.	53,302	2,972,119
Korea Info & Comm (a)(b)	29,000	176,232
Mastercard, Inc. - Class A	74,930	5,597,271
Nice Information &
Telecommunication, Inc. (b)	12,600	186,298
Sapient Corp. (a)	186,555	3,182,628
Total System Services, Inc.	69,588	2,116,171
Travelsky Technology, Ltd. (b)	208,000	184,723
Visa, Inc. - Class A	28,137	6,073,653
Western Union Co.	119,040	1,947,494
		61,074,496
Machinery - 0.04%
Hy Lok Corp. (b)	6,750	195,387
Kaulin Manufacturing Co.,
Ltd. (b)	110,000	113,815
		309,202
Media - 0.02%
Cyfrowy Polsat SA (a)(b)	26,500	187,136

Metals & Mining - 0.05%
Eregli Demir Celik Fabrikalari
TAS (b)	152,000	196,062
Kumba Iron Ore, Ltd. (b)	6,684	239,509
		435,571
Oil, Gas & Consumable Fuels - 0.28%
China Petroleum & Chemical
Corp. -ADR	6,799	608,510
CNOOC, Ltd. - ADR	1,398	212,230
Lukoil OAO - ADR	7,318	407,014
Polskie Gornictwo Naftowe i
Gazownictwo SA (b)	134,185	197,100
PTT Exploration & Production
PCL - NVDR	30,300	146,697
PTT PCL - NVDR	18,800	173,285
Rosneft OAO - GDR	40,827	272,246
Sasol, Ltd. - ADR	6,545	365,735
		2,382,817

32 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Schedule of Investments (continued)
March 31, 2014 (Unaudited)

Shares	Fair Value
COMMON STOCKS - 69.92% (continued)
Paper & Forest Products - 0.09%
Duratex SA (b)	46,500	$237,726
Fibria Celulose SA - ADR (a)	25,433	281,289
Mondi, Ltd. (b)	14,125	247,369
		766,384
Personal Products - 0.05%
AMOREPACIFIC Group (b)	865	416,465

Pharmaceuticals - 0.14%
Aspen Pharmacare Holdings, Ltd. (b)	17,302	461,752
Baiyunshan Pharmaceutical Holdings Co., Ltd. (b)	54,000	183,662
Dr. Reddy's Laboratories, Ltd. -
ADR	9,378	411,694
Richter Gedeon Nyrt (b)	8,266	144,188
		1,201,296
Real Estate Management & Development - 0.26%
Alam Sutera Realty Tbk PT (b)	1,831,500	97,129
Bumi Serpong Dumai PT (b)	1,959,300	284,903
China South City Holdings,
Ltd. (b)	564,000	257,480
CIFI Holdings Group Co.,
Ltd. (b)	770,000	151,185
Franshion Properties China,
Ltd. (b)	466,000	155,867
New World Development Co.,
Ltd. (b)	374,00	233,327
New World Development Co.,
Ltd. (b)	97,000	97,851
Shimao Property Holdings, Ltd. (b)	84,500	186,020
Sunway Bhd (b)	205,900	191,583
UOL Group, Ltd. (b)	32,000	159,583
Vista Land & Lifescapes,
Inc. (a)(b)	1,600,000	188,287
Wing Tai Holdings, Ltd. (b)	120,000	175,018
		2,178,233
Road & Rail - 0.02%
PKP Cargo SA (a)(B)	6,000	179,575

Semiconductors & Semiconductor
Equipment - 0.26%
Lumens Co., Ltd. (a)(b)	14,700	184,637
MediaTek, Inc. (b)	15,000	222,025
Samsung Electronics Co.	853	1,078,340
Sk Hynix, Inc. (a)(b)	5,100	173,047
Taiwan Semiconductor Co.,
Ltd. (b)	151,000	182,260
Taiwan Semiconductor
Manufacturing Co., Ltd. - ADR	8,557	171,311
Vanguard International
Semiconductor Corp. (b)	120,000	179,418
		2,191,038
Sofware - 3.97%
Asseco Poland SA (b)	14,546	225,738
AVG Technologies N V (a)(b)	238,672	5,002,565
CA, Inc.	159,016	4,924,725
Check Point Software Technologies,
Ltd. (a)(b)	82,025	5,547,351
MICROS Systems, Inc. (a)	69,292	3,667,626
Microsoft Corp.	179,152	7,343,440
Oracle Corp.	167,604	6,856,680
		33,568,125
Specialty Retail - 5.92%
Advance Auto Parts, Inc.	47,415	5,997,997
AsburyAutomotive Group, Inc. (a)	114,302	6,322,044
AutoNation, Inc. (a)	81,137	4,318,923
AutoZone, Inc. (a)	10,364	5,566,504
CarMax, Inc. (a)	98,904	4,628,707
Group 1 Automotive, Inc.	44,418	2,916,486
Lithia Motors, Inc. - Class A	102,161	6,789,620
O'Reilly Automotive, Inc. (a)	60,112	8,920,020
Penske Automotive Group, Inc.	106,603	4,558,344
		50,018,645

See Notes to the Financial Statements.	The Leuthold Funds - 2014 Semi-Annual Report 33

Leuthold Core Investment Fund

Schedule of Investments (continued)
March 31, 2014 (Unaudited)

Shares	Fair Value
COMMON STOCKS - 69.92% (continued)
Technology Hardware, Storage &
Peripherals - 5.51%
Apple, Inc.	10,332	$5,545,598
Catcher Technology Co., Ltd. (b)	25,000	181,522
EMC Corp.	189,517	5,194,661
Hewlett-Packard Co.	174,033	5,631,708
Lenovo Group, Ltd. (b)	832,000	920,292
Lexmark International, Inc. -
Class A	153,982	7,127,827
Pegatron Corp. (b)	290,000	432,634
QLogic Corp. (a)	217,648	2,775,012
SanDisk Corp.	77,583	6,298,964
Seagate Technology PLC (b)	104,234	5,853,781
Western Digital Corp.	71,957	6,607,092
		46,569,091
Textiles, Apparel & Luxury Goods - 0.03%
Shenzhou International Group
Holdings, Ltd. (b)	73,000	232,077

Trading Companies & Distributors - 0.02%
Barloworld, Ltd. (b)	17,400	182,225

Transportation Infrastructure - 0.02%
Arteris SA (b)	21,442	171,895

Water Utilities - 0.04%
Cia de Saneamento Basico do
Estado de Sao Paulo - ADR	35,690	330,489

Wireless Telecommunication Services - 0.18%
China Mobile, Ltd. - ADR	6,930	315,939
Mobile Telesystems OJSC - ADR	18,304	320,137
MTN Group, Ltd. (b)	9,880	202,213
SK Telecom Co., Ltd. - ADR	8,361	188,708
Tim Participacoes SA - ADR	12,073	313,415
Turkcell Iletisim Hizmetleri
AS - ADR (a)	10,258	141,253
		1,481,665
TOTAL COMMON STOCKS
(Cost $452,237,765)		$590,865,014

PREFERRED STOCKS - 0.07%

Banks - 0.02%
Itau Unibanco Holding SA - ADR	8,906	$132,343

Chemicals - 0.02%
Braskem SA - ADR (a)	12,267	191,610

Food & Staples Retailing - 0.03%
Cia Brasilerira de Distribuicao
Grupo Pao de Acucar - ADR	5,668	248,032
TOTAL PREFERRED STOCKS
(Cost $549,293)		$571,985

INVESTMENT COMPANIES - 9.47%

Exchange Traded Funds - 9.47%
CurrencyShares Japanese
Yen Trust (d)	125,846	$11,896,222
iShares CMBS ETF	20,199	1,032,573
iShares iBoxx $ Investment Grade
Corporate Bond ETF	18,500	2,163,945
ishares MBS ETF	212,916	22,596,775
PIMCO 0-5 Year High Yield
Corporate Bond Index Exchange -
Traded Fund	7,765	827,827
PowerShares Build America Bond
Portfolio	225,551	6,486,847
PowerShares International
Corporate Bond Portfolio	33,368	1,000,372
PowerShares Senior Loan
Portfolio	187,963	4,663,362
SPDR Barclays International
Coporate Bond ETF	27,664	1,032,697
SPDR Barclays International
Treasury Bond ETF	376,597	22,362,330

34 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Schedule of Investments (continued)
March 31, 2014 (Unaudited)

Shares	Fair Value
INVESTMENT COMPANIES - 9.47% (continued)
Exchange Traded Funds - 9.47% (continued)
SPDR Barclays Short-Term
International Treasury
Bond ETF	52,283	$1,883,234
Vanguard Mortgage-Backed
Securities ETF	79,679	4,119,404
TOTAL INVESTMENT COMPANIES
(Cost $80,664,056)		$80,065,588

	Principal Amount	Fair Value
CORPORATE BONDS - 2.45%
Biotechnology - 0.18%
Amgen, Inc.
4.100%, 06/15/2021	$1,417,000	$1,499,124

Capital Markets - 0.59%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	4,326,000	4,945,448

Electric Utilities - 0.16%
Duke Energy Corp.
3.950%, 09/15/2014	1,354,000	1,375,611

Health Care Providers & Services - 0.33%
Coventry Health Care, Inc.
5.950%, 03/15/2017	2,469,000	2,781,141

Industrial Conglomerates - 0.54%
General Electric Co.
5.950%, 03/15/2017	4,012,000	4,546,535

Oil, Gas & Consumable Fuels - 0.56%
Enterprise Products Operating, LLC
5.600%, 10/15/2014	2,044,000	2,098,779
Petrohawk Energy Corp.
7.250%, 08/15/2018	2,484,000	2,635,524

		4,734,303
Tobacco - 0.09%
Altria Group, Inc.
9.700%, 11/10/2018	600,000	$787,570
TOTAL CORPORATE BONDS
(Cost $19,748,628)		$20,669,732

UNITED STATES TREASURY
OBLIGATIONS - 2.94%
United States Treasury Notes - 2.94%
1.375%, 09/30/2018	$6,044,000	$5,989,701
1.375%, 11/30/2018	5,455,000	5,393,631
1.000%, 11/30/2019	6,263,000	5,935,658
2.125%, 08/31/2020	7,569,000	7,547,716
TOTAL UNITED STATES TREASURY
OBLIGATIONS
(Cost $25,557,576)		$24,886,706

FOREIGN GOVERNMENT BONDS - 6.75%
Bank Nederlandse Gemeenten
1.850%, 11/07/2016 (b)
JPY	410,000,000	$4,156,867
Development Bank of Japan
1.750%, 03/17/2017 (b)
JPY	410,000,000	4,159,521
Federal Republic of Germany
3.500%, 07/04/2019 (b)
EUR	7,820,000	12,363,652
Government of France
3.500%, 04/25/2020 (b)
EUR	2,600,000	4,070,853
Government of United Kingdom
3.750%, 09/07/2020 (b)
GBP	2,950,000	5,375,715

See Notes to the Financial Statements.	The Leuthold Funds - 2014 Semi-Annual Report 35

Leuthold Core Investment Fund

Schedule of Investments (continued)
March 31, 2014 (Unaudited)

Principal Amount	Fair Value
FOREIGN GOVERNMENT BONDS - 6.75% (continued)
Kingdom of Spain
3.750%, 10/31/2018 (b)
EUR	$2,210,000	$3,315,533
4.000%, 04/30/2020 (b)
EUR	4,110,000	6,240,845
Province of Manitoba Canada
1.750%, 05/30/2019 (b)
USD	3,800,000	3,738,649
Province of Ontario Canada
4.500%, 03/01/2019 (b)
USD	4,900,000	5,331,205
Republic of Italy
3.500%, 04/25/2020 (b)
EUR	2,190,000	3,390,184
4.250%, 09/01/2019
EUR	3,200,000	4,906,629
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $55,107,368)		$57,049,653

	Shares	Fair Value
RIGHTS - 5.58%
Real Estate Managemnet Development - 0.00%
New World Development
(a)(e)(f)(g)	32,333	$6,670
TOTAL RIGHTS (Cost $8,857)		$6,670

SHORT-TERM INVESTMENTS - 5.58%
Money Market Funds - 5.58%
Fidelity Institutional Money Market
Funds - Government Portfolio,
0.01% (c)(h)	47,122,805	$47,122,805
TOTAL SHORT-TERM INVESTMENTS
(Cost $47,122,805)		$47,122,805

Total Investments
(Cost $680,996,348) - 97.18%		$821,218,153
Other Assets in Excess of
Liabilities - 2.82%		28,803,993
TOTAL NET ASSETS - 100.00%		$845,022,146

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipt
JPY	Japanese Yen
NVDR	Non-Voting Depository Receipt
USD	U.S. Dollar
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2014.
(d)	Affiliated security (See Note 2).
(e)	Restricted security.
(f)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. due to a lack of market activity and observable inputs.
(g)	Illiquid security.
(h)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC(“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

36 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Schedule of Investments Sold Short (continued)
March 31, 2014 (Unaudited)

Shares	Fair Value
COMMON STOCKS - 4.51%
Aerospace & Defense - 0.05%
DigitalGlobe, Inc.	15,695	$455,312

Air Freight & Logistics - 0.09%
UTi Worldwide, Inc.	13,817	146,322
XPO Logistics, Inc.	20,486	602,493
		748,815
Airlines - 0.05%
Latam Airlines Group SA - ADR	28,590	430,279

Banks - 0.08%
First Horizon National Corp.	52,143	643,445

Building Products - 0.08%
USG Corp.	19,688	644,191

Chemicals - 0.10%
Intrepid Potash, Inc.	13,696	211,740
Potash Corp. of Saskatchewan,
Inc. (b)	18,420	667,173
		878,913
Commercial Services & Supplies - 0.16%
Covanta Holding Corp.	37,672	679,980
Iron Mountakn, Inc.	23,895	658,785
		1,338,765
Communications Equipmment - 0.05%
Infinera Corp.
Ruckus Wireless, Inc.	21,150	210,202
	15,390	187,142
		397,344
Construction & Engineering - 0.03%
Granite Construction, Inc.	6,829	272,682

Construction Materials - 0.16%
Martin Marietta Materials, Inc.	5,135	659,077
Texas Industries, Inc.	7,691	689,268
		1,348,345
Diversified Consumer Services - 0.80%
H&R Block, Inc.	21,478	648,421

Diversified Telecommunication SErvices - 0.13%
CenturyLink, Inc.	20,844	684,517
TW Telecom, Inc.	14,380	449,519
		1,134,036
Electric Utilities - 0.08%
Southern Co.	16,432	722,022

Electrical Equipment - 0.05%
General Cable Corp.	15,366	393,523

Energy Equipment & Services - 0.14%
Basic Energy Services, Inc.	27,386	750,650
Key Energy Services, Inc.	51,712	477,819
		1,228,469
Food Products - 0.05%
Dean Foods Co.	25,015	386,732

Gas Utilities - 0.08%
Piedmont Natural Gas Co., Inc.	11,614	411,020
WGL Holdings, Inc.	5,820	233,149
		644,169
Health Care Providers & Services - 0.07%
Tenet Healthcare Corp.	14,626	626,139

Health Care Technology - 0.05%
HMS Holdings Corp.	22,211	423,119

Hotels, Restaurants & Leisure - 0.12%
SeaWorld Entertainment, Inc.	7,334	221,707
Six Flags Entertainment Corp.	15,441	619,956
Vail Resorts, Inc.	2,931	204,291
		1,045,954

See Notes to the Financial Statements.	The Leuthold Funds - 2014 Semi-Annual Report 37

Leuthold Core Investment Fund

Schedule of Investments Sold Short (continued)
March 31, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 4.51% (continued)
Independent Power and Renewable
Electricity Producers - 0.17%
Calpine Corp.	36,238	$757,737
NRG Energy, Inc.	21,394	680,329
		1,438,066
Internet & Catalog Retail - 0.07%
Shutterfly, Inc.
	13,540	577,887
Internet Software & Services - 0.36%
Cvent, Inc.	11,032	398,807
Equinix, Inc.	3,964	732,706
Marketo, Inc.	17,704	578,390
Rackspace Hosting, Inc.	18,691	613,438
Trulia, Inc.	21,520	714,464,
		3,037,805
Machinery - 0.03%
Briggs & Stratton Corp.
	10,067	223,991
Media - 0.23%
Lamar Advertising Co. - Class A	12,982	661,952
Liberty Global PLC - Class A (b)	8,252	343,283
Liberty Global PLC - Class C (b)	8,252	335,939
Thomson Reuters Corp.	17,294	591,455
		1,932,629
Metals & Mining - 0.12%
Allegheny Technologies, Inc.	20,356	767,014
Coeur Mining, Inc.	29,945	278,189
		1,045,203
Oil, Gas & Consumable Fuels - 0.79%
Alpha Natural Resources, Inc.	96,053	408,225
Comstock Resources, IN.c	30,701	701,518
CONSOL Energy, Inc.	17,586	702,561
Encana Corp. (b)	36,626	783,064
Kinder Morgan, Inc.	20,482	665,460
MarkWest Energy Partners, LP	9,403	614,204
PDC Energy, Inc.	11,172	695,569
Tailsman Energy, Inc. (b)	58,766	586,485
Teekay Corp. (b)	10,304	579,497
Tesoro Logistics LP	3,548	213,625
Williams Companies, Inc.	17,118	694,648
		6,644,856
Professional Services - 0.05%
Advisory Board Co.
	6,810	437,542
Real Estate Investment Trusts (REITs) - 0.47%
American Tower Corp.	8,312	680,503
AvalonBay Communities, Inc.	5,678	745,635
Crown Castle International Corp.	8,803	649,485
Digital Realty Trust, Inc.	11,283	598,902
Realty Income Corp.	15,014	613,472
Regency Centers Corp.	13,275	677,822
		3,965,819
Semiconductors & Semiconductor
Equipment - 0.12%
PMC - Sierra, Inc.	28,276	215,180
Tessera Technologies, Inc.	11,134	263,097
Veeco Instruments, Inc.	12,626	529,408
		1,007,685
Software - 0.13%
Gigamon, Inc.	28,276	198,204
Jive Software, Inc.	11,134	256,552
Qlik Technologies, Inc.	12,626	609,336
		1,064,092
Speciality Retail - 0.17%
Abercrombie & Fitch Co. -
Class A	18,179	699,891
Five Below, Inc.	17,614	748,243
		1,448,134

38 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Schedule of Investments
March 31, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 4.51% (continued)
Technology Hardware, Storage &
Peripherals - 0.07%
Fusion-io, Inc.	56,010	$589,225

Transportation Infrastructure - 0.03%
Macquarie Infrastructure Co., LLC	4,328	247,865
TOTAL COMMON STOCKS
(Proceeds $38,150,557)		$38,071,474

INVESTMENT COMPANIES - 0.32%
Exchange Traded Funds - 0.32%
SPDR S&P 500 ETF Trust	14,626	$2,735,647
TOTAL INVESTMENT COMPANIES
(Proceeds $2,665,775)		$2,735,647

TOTAL SECURITIES SOLD SHORT
(Proceeds $40,816,332) - 4.83%		$40,807,121

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC(“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2014 Semi-Annual Report 39

Leuthold Global Fund

Schedule of Investments
March 31, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 67.80%
Aerospace & Defense - 1.12%
Alliant Techsystems, Inc.	12,700	$1,805,305
L-3 Communications Holdings,
Inc.	17,157	2,027,100
		3,832,405
Airlines - 4.13%
Alaska Air Group, Inc.	21,197	1,977,892
American Airlines Group, Inc. (a)	125,445	4,591,287
Copa Holdings SA - Class A (b)	7,936	1,152,228
Delta Air Lines, Inc.	112,558	3,900,134
JetBlue Airways Corp. (a)	284,326	2,470,793
		14,092,334
Auto Components - 7.49%
Brembo SpA (b)	36,940	1,398,349
Cie Generale des Etablissements
Michelin (b)	20,199	2,525,189
Continental AG (b)	15,291	3,667,068
Dana Holding Corp.	56,180	1,307,309
GKN PLC (b)	222,244	1,448,083
Lear Corp.	22,810	1,909,653
Leoni AG (b)	20,199	1,477,187
Magna International, Inc. (b)	26,663	2,567,914
Pirelli & Co. (b)	89,955	1,415,061
Plastic Omnium SA (b)	42,966	1,593,131
Showa Corp. (b)	87,300	958,212
Sumitomo Rubber Industries,
Ltd. (b)	62,000	788,631
Tianneng Power International,
Ltd. (b)	646,000	218,558
TRW Automotive Holdings
Corp. (a)	35,072	2,862,577
Visteon Corp. (a)	15,967	1,412,121
		25,549,043
Automobiles - 3.31%
Daihatsu Motor Co., Ltd. (b)	26,000	459,094
Dongfeng Motor Group Co.,
Ltd. (b)	332,000	470,918
Ford Motor Co.	107,575	1,678,170
Geely Automobile Holdings,
Ltd. (b)	960,000	378,486
General Motors Co. (a)	51,186	1,761,822
Hyundai Motor Co. (b)	5,362	1,267,852
Kia Motors Corp. (b)	21,310	1,190,846
Nissan Motor Co., Ltd. (b)	109,200	973,335
Tata Motors, Ltd. - ADR	32,250	1,141,972
Thor Industries, Inc.	12,569	767,463
Volkswagen AG (b)	4,620	1,172,114
		11,262,072
Banks - 1.02%
Fifth Third Bancorp	109,693	2,517,454
Popular, Inc. (a)(b)	30,637	949,441
		3,466,895
Electric Utilities - 2.30%
CEZ AS (b)	84,064	2,412,686
Energias do Brasil (b)	251,600	1,129,927
Light SA (b)	140,000	1,150,110
Manila Electric Co. (b)	117,180	742,516
PGE SA (b)	186,409	1,164,653
Tauron Polska Energia SA (b)	709,123	1,229,467
		7,829,359
Electronic Equipment, Instruments &
Components - 5.93%
Arrow Electronics, Inc. (a)	29,089	1,726,723
Avnet, Inc.	34,215	1,592,024
Benchmark Electronics, Inc. (a)	48,791	1,105,116
Celestica, Inc. (a)(b)	119,718	1,310,912
Daeduck GDS Co., Ltd. (b)	39,300	610,849
Delta Electronics Thailand
PCL - NVDR	441,900	805,890

40 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Schedule of Investments (continued)
March 31, 2014 (Unaudited)

Shares	Fair Value
COMMON STOCKS - 67.80% (continued)
Electronic Equipment, Instruments &
Components - 5.93% (continued)
FUJIFILM Holdings Corp. (b)	88,200	$2,367,459
Hexagon AB - Class B (b)	49,315	1,676,641
Hon Hai Precision Industry
Co., Ltd. (b)	663,000	1,882,753
Jabil Circuit, Inc.	60,000	1,080,000
Oki Electric Industry Co., Ltd. (b)	493,000	1,052,391
Plexus Corp. (a)	28,214	1,130,535
Sanmina Corp. (a)	70,022	1,221,884
SYNNEX Corp. (a)	22,525	1,365,240
Tech Data Corp. (a)	21,372	1,302,837
		20,231,254
Health Care Providers & Services - 8.91%
Aetna, Inc.	26,839	2,012,120
Alfresa Holdings Corp. (b)	22,700	1,480,263
Centene Corp. (a)	21,153	1,316,774
DaVita HealthCare Partners,
Inc. (a)	17,849	1,228,904
Express Scripts Holding Co. (a)	34,325	2,577,464
Health Net, Inc. (a)	41,328	1,405,565
Henry Schein, Inc. (a)	16,707	1,994,315
Humana, Inc.	18,255	2,057,704
Laboratory Corp. of America
Holdings (a)	19,133	1,879,052
Magellan Health Services, Inc. (a)	20,736	1,230,682
Medipal Holdings Corp. (b)	88,000	1,347,515
MEDNAX, Inc. (a)	26,531	1,644,392
Owens & Minor, Inc.	23,908	837,497
Primary Health Care, Ltd. (b)	195,251	854,818
Quest Diagnostics, Inc.	32,448	1,879,388
Suzuken Co., Ltd. (b)	34,800	1,346,190
UnitedHealth Group, Inc.	25,137	2,060,983
WellCare Health Plans, Inc. (a)	18,156	1,153,269
WellPoint, Inc.	20,626	2,053,318
		30,360,213
Hotels, Restaurants & Leisure- 0.35%
SJM Holdings, Ltd. (b)	428,000	1,205,777

Household Durables - 1.24%
Helen of Troy, Ltd. (a)(b)	24,907	1,724,311
Whirlpool Corp.	16,645	2,487,762
		4,212,073
Insurance - 10.03%
Ageas (b)	41,752	1,861,704
Allianz SE (b)	12,733	2,152,128
American International
Group, Inc.	47,146	2,357,771
Assurant, Inc.	21,405	1,390,469
Baloise Holding AG (b)	16,086	2,024,921
Everest Re Group, Ltd. (b)	14,621	2,237,744
Genworth Financial, Inc. -
Class A (a)	144,304	2,558,510
Gjensidige Forsikring ASA (b)	55,838	1,133,731
Kemper Corp.	23,482	919,790
Liberty Holdings, Ltd. (b)	66,816	788,268
Muenchener Rueckversicherungs
AG (b)	10,672	2,332,028
PartnerRe, Ltd. (b)	20,340	2,105,190
Porto Seguro SA (b)	73,300	1,016,961
Powszechny Zaklad Ubezpieczen
SA (b)	10,549	1,499,033
SCOR SE (b)	60,414	2,116,033
Swiss Re AG (b)	24,173	2,243,597
Talanx AG (b)	28,434	1,022,820
Topdanmark A/S (a)(b)	36,233	1,054,248
Unipol Gruppo Finanziario
SpA (b)	214,437	1,678,905
Unum Group	48,178	1,701,165
		34,195,016
IT Services - 0.52%
Xerox Corp.	155,928	1,761,986

See Notes to the Financial Statements.	The Leuthold Funds - 2014 Semi-Annual Report 41

Leuthold Global Fund

Schedule of Investments (continued)
March 31, 2014 (Unaudited)

Shares	Fair Value
COMMON STOCKS - 67.80% (continued)
Media - 4.43%
CyberAgent, Inc. (b)	24,500	$937,862
DIRECTV (a)	16,970	1,296,847
Hakuhodo DY Holdings, Inc. (b)	115,300	803,023
Havas SA (b)	77,784	581,837
Interpublic Group of Cos, Inc.	174,897	2,997,734
Omnicom Group, Inc.	40,286	2,924,764
Publicis Groupe SA (b)	27,456	2,478,771
REA Group, Ltd. (b)	14,715	666,788
WPP PLC - ADR	23,326	2,404,444
		15,092,070
Metals & Mining - 0.40%
Kobe Steel, Ltd. (b)	1,026,000	1,361,554

Paper & Forest Products - 2.65%
Boise Cascade Co. (a)	37,200	1,065,408
Canfor Corp. (a)(B)	42,442	1,002,023
China Forestry Holdings Co.,
Ltd. (a)(b)(d)(e)	2,484,000	48,037
International Paper Co.	49,276	2,260,783
Louisiana-Pacific Corp. (a)	70,132	1,183127
Nippon Paper Industries Co.,
Ltd. (b)	51,500	970,961
Norbord, Inc. (b)	28,539	752,004
Resolute Forest Products,
Inc. (a)(b)	34,325	689,589
West Fraser Timber Co.,
Ltd. (b)	23,009	1,051,067
		9,022,999
Road & Rail - 0.56%
Union Pacific Corp.	10,110	1,897,243

Semiconductors & Semiconductor
Equipment - 4.84%
A-DATA Technology Co., Ltd. (b)	279,000	710,154
Advanced Semiconductor
Engineering, Inc. - ADR	197,059	1,093,677
ChipMOS Technologies Bermuda,
Ltd. (b)	33,251	733,517
Cirrus Logic, Inc. (a)	39,451	783,891
CSR PLC (b)	68,754	832,733
First Solar, Inc. (a)	20,648	1,441,024
Iljin Display Co., Ltd. (b)	35,110	527,390
Intel Corp.	82,448	2,127,983
Magnachip Semiconductor
Corp. (a)(b)	36,191	504,503
NVIDIA Corp.	100,341	1,797,107
Radiant Opto-Electronics
Corp. (b)	126,050	510,408
Realtek Semiconductor Corp (b)	203,320	614,059
Samsung Electronics Co., Ltd. (b)	1,458	1,843,165
Shindengen Electric
Manufacturing Co., Ltd. (b)	114,000	502,467
Sigurd Microelectronics
Corp. (b)	515,000	501,464
Silicon Works Co., Ltd. (b)	32,078	693,991
Skyworks Solutions, Inc. (a)	34,095	1,279,244
		16,496,777
Technology Hardware, Storage &
Peripherals - 5.41%
Apple, Inc.	4,237	2,274,167
Asustek Computer, Inc. (b)	148,000	1,466,511
Hewlett-Packard Co.	53,546	1,732,749
Lenovo Group, Ltd. (b)	1,188,000	1,314,072
Lexmark International, Inc. -
Class A	30,747	1,423,279
Pegatron Corp. (b)	952,000	1,420,233
Ricoh Co., Ltd. (b)	202,000	2,341,746

42 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Schedule of Investments (continued)
March 31, 2014 (Unaudited)

Shares	Fair Value
COMMON STOCKS - 67.80% (continued)
Technology Hardware, Storage &
Peripherals - 5.41% (continued)
SanDisk Corp.	32,382	$2,629,095
Seiko Epson Corp. (b)	59,400	1,856,057
Western Digital Corp.	21,822	2,003,696
		18,461,605
Wireless Telecommunication Services - 3.16%
China Mobile, Ltd. - ADR	38,266	1,744,547
Drillisch AG (b)	34,268	1,244,647
Freenet AG (b)	42,931	1,502,614
M1, Ltd. (b)	201,000	555,381
NTT DOCOMO, Inc. - ADR	160,769	2,535,327
Tele2 AB - Class B (b)	155,525	1,930,931
T-Mobile U.S., Inc. (a)	38,244	1,263,199
		10,776,646
TOTAL COMMON STOCKS
(Cost $185,562,341)		$2,31,107,321

PREFERRED STOCKS - 1.23%
Automobiles - 0.55%
Porsche Automobile Holding
SE (b)	18,330	$1,884,469
Electric Utilities - 0.68%
Cia Energetica de Minas Gerais -
ADR	169,581	1,153,151
Companhia Parananese de Energia -
ADR	89,449	1,172,676
		2,325,827
TOTAL PREFERRED STOCKS
(Cost $3,193,389)		$4,210,296

INVESTMENT COMPANIES - 10.41%
Exchange Traded Funds - 10.41%
CurrencyShares Japanese
Yen Trust	50,738	$4,796,263
iShares CMBS ETF	13,500	690,120
iShares Floating Rate Bond ETF	19,700	998,987
iShares iBoxx $ Investment Grade
Corporate Bond ETF	50,000	5,848,500
iShares Imtermediate Credit
Bond ETF	9,148	997,681
iShares MBS ETF	91,853	9,748,359
PIMCO -05 Year High Yield
Corporate Bond Index Exchange -
Traded Fund	13,381	1,426,549
PowerShares Build AMerica
Bond Portfolio	56,300	1,619,188
PowerShares International
Corporate Bond Portfolio	36,500	1,094,270
PowerShares Senior Loan
Portfolio	34,020	844,036
SPDR Barclays International
Corporate Bond ETF	30,200	1,127,366
SPDR Barclays International
Treasury Bond ETF	43,943	2,609,335
SPDR Barclays Short-Term High
Yield Bond ETF	27,533	852,146
SPDR Barclays Short-Term
International Treasury Bond
ETF	78,546	2,829,227
TOTAL INVESTMENT COMPANIES
(Cost $35,382,747)		$35,482,027

See Notes to the Financial Statements.	The Leuthold Funds - 2014 Semi-Annual Report 43

Leuthold Global Fund

Schedule of Investments (continued)
March 31, 2014 (Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS - 1.87%
Banks - 0.35%
JP Morgan Chase & Co.
3.150%, 07/05/2016	1,120,000	$1,172,023

Biotechnology - 0.23%
Amgen, Inc.	731,000	773,366
4.100% 06/15/2021

Electric Utilities - 0.19%
Duke Energy Corp.
3.950%, 09/15/2014	640,000	650,215

Industrial Conglomerates - 0.34%
General Electric Co.
5.250%, 12/06/2017	1,025,000	1,161,565

Internet & Catalog Retail - 0.33%
Expedia, Inc.
7.456%, 08/15/2018	970,000	1,140,206

Oil, Gas & Consumable Fuels - 0.37%
Enterprise Products Operating, LLC
5.600%, 10/15/2014	523,000	537,016
Petrohawk Energy Corp.
7.250%, 08/15/2018	692,000	734,212
		1,271,228
Tobacco - 0.06%
Altria Group, Inc.
9.700%, 11/10/2018	153,000	200,830
TOTAL CORPORATE BONDS
(Cost $6,071,580)		$6,369,433

UNITED STATES TREASURY
OBLIGATIONS - 1.93%
United States Treasury Note - 1.93%
2.125%, 08/31/2020	6,611,000	$6,592,410
TOTAL UNITED STATES TREASURY
OBLIGATIONS
(Cost $6,607,903)		$6,592,410

FOREIGN GOVERNMENT BONDS - 7.53%
Bank Nederlands Gemeenten
1.850%, 11/07/2016 (b)	170,000,000	$1,723,579
JPY
Development Bank of Japan
1.750%, 03/17/2017 (b)
JPY	160,000,000	1,623,228
Federal Republic of Germany
4.250%, 07/04/2018
EUR	1,630,000	2,606,866
3.500%, 07/04/2019
EUR	1,630,000	2,577,078
		5,183,944
Kingdom of Spain
3.750%, 10/31/2018 (b)
EUR	1,350,000	2,025,325
4.300%, 10/31/2019 (b)
EUR	1,290,000	1,990,528
4.000%, 04/30/2020 (b)
EUR	1,600,000	2,429,526
		6,445,379
Government of France
3.750%, 04/25/2021 (b)
EUR	870,000	1,387,036
Government of United Kingdom
3.750%, 09/07/2020
GBP	1,570,000	2,860,974

44 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Schedule of Investments (continued)
March 31, 2014 (Unaudited)

	Principal Amount	Fair Value
FOREIGN GOVERNMENT BONDS - 7.53% (continued)
Province of Manitoba Canada
1.300%, 04/03/2017 (b)
USD	2,100,000	$2,113,673
Republic of Italy
4.500%, 08/01/2018 (b)
EUR	1,550,000	2,382,960
4.250%, 09/01/2019 (b)
EUR	1,270,000	1,947,318
		4,330,278
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $24,414,956)		$25,668,091

SHORT-TERM INVESTMENTS - 5.12%
Money Market Funds - 5.12%
Fidelity Institutional Money Market
Funds - Government Portfolio,
0.01% (c)	17,464,020	$17,464,020
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,464,020)		$17,464,020

Total Investments
(Cost $278,696,936) - 95.89%		$326,893,598
Other Assets in Excess of
Liabilities - 4.11%, (f)		14,014,773
TOTAL NET ASSETS - 100.00%		$340,908,371

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipt
JPY	Japanese Yen
NVDR	Non-Voting Depository Receipt
USD	U.S. Dollar
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2014.
(d)	Illiquid Security. The fair value of these securities total $48,037 which represent 0.01% of total net assets.
(e)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds due to a halt in trading of the security on January 26, 2011.
(f)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC(“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2014 Semi-Annual Report 45

Leuthold Global Fund

Schedule of Investments (continued)
March 31, 2014 (Unaudited)

Fair Value	Percentage of Total Investments
CURRENCY EXPOSURE
March 31,2014
Australian Dollar	$1,521,606	0.46%
Brazilian Real	3,296,998	1.01
British Pound	5,141,789	1.57
Canadian Dollar	2,805,094	0.86
Czech Koruna	2,412,686	0.74
Danish Kroner	1,054,248	0.32
Euro	49,450,691	15.13
Hong Kong Dollar	3,635,848	1.11
Japanese Yen	22,893,568	7.00
New Taiwan Dollar	7,105,582	2.17
Norwegian Krone	1,133,731	0.35
Philippine Peso	742,516	0.23
Polish Zloty	3,893,153	1.19
Singapore Dollar	555,381	0.17
South African Rand	788,268	0.24
South Korea Won	6,134,092	1.88
Swedish Krona	3,607,572	1.10
Swiss Franc	4,268,518	1.31
Thai Baht	805,890	0.25
US Dollar	205,646,367	62.91
Total Investments	$326,893,598	100.00%

Fair Value	Percentage of Total Investments
PORTFOLIO DIVERSIFICATION
March 31, 2014
Australia	$1,521,606	0.46%
Belgium	1,861,704	0.57
Bermuda	6,800,762	2.09
Brazil	5,622,825	1.71
Britain	4,685,260	1.43
Canada	9,487,182	2.91
China	1,833,027	0.55
Czech Republic	2,412,686	0.74
Denmark	1,054,248	0.32
France	10,681,997	3.27
Germany	21,639,019	6.62
Hong Kong	3,547,368	1.09
India	1,141,972	0.35
Italy	8,822,594	2.69
Japan	23,705,315	7.26
Netherlands	1,723,579	0.53
Norway	1,133,731	0.35
Panama	1,152,228	0.35
Philippines	742,516	0.23
Poland	3,893,153	1.19
Puerto Rico	949,441	0.29
Republic of Korea	693,991	0.21
Singapore	555,381	0.17
South Africa	788,268	0.24
South Korea	5,944,605	1.81
Spain	6,445,379	1.97
Sweden	3,607,572	1.10
Switzerland	4,268,518	1.31
Taiwan	8,199,259	2.52
Thailand	805,890	0.25
United Kingdom	2,860,974	0.87
United States	178,311,548	54.55
Total Investments	$326,893,598	100.00%

46 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Schedule of Investments Sold Short
March 31, 2014 (Unaudited)

Shares	Fair Value
COMMON STOCKS - 3.09% (a)
Beverages - 0.16%
C&C Group PLC (b)	21,000	$137,016
Coca-Cola Amatil, Ltd. (b)	13,000	133,219
Monster Beverage Corp.	1,879	130,497
Suntory Beverage & Food, Ltd. (b)	4,000	137,813
		538,545
Capital Markets - 0.15%
Charles Schwab Corp.	5,266	143,920
ICAP PLC (b)	19,000	119,746
kabu.com Securities Co., Ltd. (b)	24,000	113,829
UBSAG (b)	7,123	147,588
		525,083
Chemicals - 0.04%
WR Grace & Co.	1,425	141,317

Commercial Services & Supplies - 0.04%
Iron Mountain, Inc.	4,506	124,230

Construction & Engineering - 0.12%
China State Construction International
Holdings, Ltd. (b)	74,000	125,607
SNC-Lavalin Group, Inc. (b)	2,923	127,814
Toyo Engineering Corp. (b)	34,000	155,856
		409,275
Construction Materials - 0.05%
Anhui Conch Cement Co,. Ltd. (b)	41,000	176,354

Consumer Finance - 0.03%
AEON Financial Services Co.,
Ltd. (b)	5,200	117,321

Diversified Financial Services - 0.11%
CME Group, Inc.	1,767	130,776
Intercontinental Exchange
Group, Inc.	628	124,237
Japan Exchange Group, Inc. (b)	5,500	134,441
		389,454
Diversified Telecommunication Services - 0.04%
TW Telecom, Inc.	4,614	144,234

Electric Utilities - 0.04%
ITC Holdings Corp.	3,867	144,432

Energy Equipment & Services - 0.04%
FMC Technologies, Inc.	2,864	149,759

Food & Staples Retailing - 0.04%
Booker Group PLC (b)	48,000	132,220

Food Products - 0.29%
B&G Foods, Inc.	4,006	120,620
China Mengniu Dairy Co.,
Ltd. (b)	29,000	145,542
Darling International, Inc.	6,500	130,130
Grupo Bimbo SAB de CV (b)	43,300	116,778
Post Holdings, Inc.	2,783	153,399
Tingyi Cayman Islands Holding
Corp. (b)	54,000	155,123
Yakult Honsha Co., Ltd. (b)	3,000	150,593
		972,185
Gas Utilities - 0.09%
One Gas, Inc.	662	23,786
Questar Corp.	5,727	136,188
South Jersey Industries, Inc.	2,363	132,541
		292,515

Health Care Equipment & Supplies - 0.15%
ABIOMED, Inc.	4,883	127,153
Endologix, Inc.	7,802	100,412
HeartWare International, Inc.	1,432	134,293
Tornier NV (b)	6,873	145,845
		507,703
Health Care Providers & Services - 0.06%
Emeritus Corp.		189,709

See Notes to the Financial Statements.	The Leuthold Funds - 2014 Semi-Annual Report 47

Leuthold Global Fund

Schedule of Investments Sold Short
March 31, 2014 (Unaudited)

Shares	Fair Value
COMMON STOCKS - 3.09% (a) (continued)
Household Durables - 0.04%
KB Home	8,079	$137,262

Independent Power and Renewable
Electricity Producers - 0.08%
APR Energy PLC (b)	8,900	119,517
Calpine Corp.	6,730	140,724
		260,241
Industrial Conglomerates - 0.05%
Beijing Enterprise Holdings,
Ltd. (b)	17,500	156,981

Leisure Products - 0.04%
Shimano, Inc. (b)	1,400	140,821

Machinery - 0.05%
MAN SE (b)	1,339	170,683

Media - 0.03%
Loral Space & Communications, Inc.	1,664	117,695

Multiline Retail - 0.05%
Harvey Norman Holdings, Ltd. (b)
	53,239	163,265
Oil, Gas & Consumable Fuels - 0.50%
Buru Energy, Ltd. (b)	60,641	71,895
Cameco Corp. (b)	7,589	173,788
MEG Energy Corp. (b)	4,485	151,569
ONEOK, Inc.	2,650	157,012
Oil Search, Ltd (b)	18,000	141,289
Pembina Pipeline Corp. (b)	4,285	162,718
Range Resources Corp.	1,875	155,569
Trilogy Energy Corp. (b)	6,277	153,930
Western Gas Equity Partners LP	3,913	192,167
Western Gas Partners LP	2,130	140,985
Williams Companies, Inc.	4,876	197,868
		1,698,790

Personal Products - 0.04%
Hengan International Group Co.,
Ltd. (b)	13,800	143,266

Professional Services - 0.17%	2,138	137,366
Advisory Board Co.	4,629	141,978
Bureau Veritas SA (b)	1,380	167,670
IHS, Inc. - Class A	2,502	140,387
		587,401
Real Estate Investment Trusts (REITs) - 0.04%
Altisource Residential Corp.	4,213	132,962

Real Estate Management & Development - 0.13%
Kennedy-Wilson Holdings, Inc.	8,530	192,010
Mitsubishi Estate Co., Ltd. (b)	5,000	118,729
The St. Joe Co.	7,165	137,926
		448,665
Specialty Retail - 0.12%
Fast Retailing Co., Ltd. (b)	400	144,676
Restoration Hardware Holdings,
Inc.	2,033	149,608
Ulta Salon Cosmetics &
Fragrance, Inc.	1,274	124,190
		418,474
Textiles, Apparel & Luxury Goods - 0.04%
Lululemon Athletica, Inc. (a)	2,287	120,273

Thrifts & Mortgage Finance - 0.13%
Bofi Holding, Inc.	1,676	143,717
Essent Group, Ltd. (b)	5,528	124,159
TFS Financial Corp.	13,049	162,199
		430,075

48 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Schedule of Investments Sold Short
March 31, 2014 (Unaudited)

Shares	Fair Value
COMMON STOCKS - 3.09% (continued)
Tobacco - 0.17%
Altria Group, Inc.	4,691	$175,584
Imperial Tobacco Group PLC (b)	4,395	177,722
Vector Group, Ltd.	10,333	222,573
		575,879
TOTAL COMMON STOCKS
(Proceeds $10,214,055)		$10,657,069

INVESTMENT COMPANIES - 0.56%
Exchange Traded Funds - 0.56%
iShares MSCI EAFE ETF	4,908	$329,670
iShares MSCI Emerging
Markets ETF	19,433	796,559
iShares MSCI South Korea
Capped ETF	3,051	187,637
iShares MSCI Taiwan ETF	14,527	208,898
SPDR S&P 500 ETF Trust	2,100	392,784

TOTAL INVESTMENT COMPANIES
(Proceeds $1,795,841)		$1,915,548

TOTAL SECURITIES SOLD SHORT
(Proceeds $12,009,896)		$12,572,617

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC(“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2014 Semi-Annual Report 49

Leuthold Select Industries Fund
Schedule of Investments
March 31, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.29%

Aerospace & Defense - 6.37%
AAR Corp.	1,813	$47,047
Alliant Techsystems, Inc.	704	100,074
Boeing Co.	902	113,192
Exelis, Inc.	4,640	88,206
L-3 Communications Holdings, Inc.	761	89,912
Lockheed Martin Corp.	845	137,938
Moog, Inc. - Class A (a)	676	44,285
Northrop Grumman Corp.	1,118	137,939
Raytheon Co.	1,221	120,622
Triumph Group, Inc.	939	60,641
		939,856
Airlines - 8.71%
Alaska Air Group, Inc.	2,038	190,166
American Airlines Group, Inc. (a)	7,072	258,835
Copa Holdings SA - Class A (b)	1,005	145,916
Delta Air Lines, Inc.	5,936	205,683
Hawaii Holdings, Inc. (a)	9,951	138,916
JetBlue Airways Corp. (a)	12,309	106,965
Southwest Airlines Co.	10,125	239,051
		1,285,532
Chemicals - 4.28%
Axiall Corp.	1,656	74,388
Cabot Corp.	1,938	114,458
LyondellBasell Industries
NV - Class A	2,064	183,572
Methanex Corp. (b)	1,679	107,355
Westlake Chemical Corp.	2,291	151,619
		631,392
Consumer Finance - 4.87%
Capital One Financial Corp.	2,930	226,079
Discover Financial Services	3,982	231,712
Portfolio Recovery Associates, Inc. (a)	1,324	76,607
SLM Corp.	7,495	183,478
		717,876
Diversified Consumer Services - 5.14%
Apollo Education Group, Inc. (a)	7,268	248,856
Capella Education Co.	1,324	83,610
DeVry Education Group, Inc.	4,428	187,703
ITT Educational Services, Inc. (a)	2,651	76,031
New Oriental Education &
Technology Group, Inc. - ADR	3,188	93,568
Strayer Education, Inc. (a)	1,484	68,902
		758,670
Electronic Equipment, Instruments & Components - 7.43%
Arrow Electronics, Inc. (a)	2,649	157,245
Avnet, Inc.	3,081	143,359
Benchmark Electronics, Inc. (a)	2,771	62,763
Flextronics International, Ltd. (a)(b)	11,017	101,797
Ingram Micro, Inc. (a)	4,067	120,221
Insight Enterprises, Inc. (a)	3,071	77,113
Jabil Circuit, Inc.	5,325	95,850
Sanmina Corp. (a)	3,710	64,739
SYNNEX Corp. (a	1,587	96,188
TE Connectivity, Ltd. (b)	2,940	177,017
		1,096,292
Food & Staples Retailing - 6.44%
CVS Caremark Corp.	5,992	448,561
Walgreen Co.	7,589	501,102
		949,663

50 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund
Schedule of Investments (continued)
March 31, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.29% (continued)

Health Care Providers & Services - 14.90%
Aetna, Inc.	2,094	$156,987
AmerisourceBergen Corp.	3,156	207,002
Cardinal Health, Inc.	3,597	251,718
CIGNA Corp.	1,193	99,890
Henry Schein, Inc. (a)	1,719	205,197
Humana, Inc.	1,146	129,177
Magellan Health Services, Inc. (a)	1,409	83,624
McKesson Corp.	2,123	374,858
Patterson Companies, Inc.	1,540	64,311
PharMerica Corp. (a)	2,902	81,198
UnitedHealth Group, Inc.	2,620	214,814
WellCare Health Plans, Inc. (a)	1,118	71,015
WellPoint, Inc.	2,592	258,034
		2,197,825
Insurance - 7.11%
American Financial Group, Inc.	2,348	135,503
American International Group, Inc.	3,841	192,088
Assurant, Inc.	3,494	226,970
Genworth Financial, Inc. - Class A (a)	16,511	292,740
Hartford Financial Services Group, Inc.	5,710	201,392
		1,048,693
IT Services - 10.49%
Accenture PLC - Class A (b)	1,089	86,815
Amdocs, Ltd.	1,456	67,646
Cognizant Technology Solutions Corp. - Class A (a)	1,446	73,182
Computer Sciences Corp.	1,907	115,984
Convergys Corp.	2,649	58,039
Corelogic, Inc. (a)	3,841	115,384
DST Systems, Inc.	1,043	98,866
Fiserv, Inc. (a)	1,766	100,114
Gartner, Inc. (a)	939	65,204
Global Payments, Inc.	977	69,474
International Business Machines Corp.	714	137,438
Jack Henry & Associates, Inc.	1,343	74,886
Mastercard, Inc. - Class A	1,994	148,952
Sapient Corp. (a)	4,724	80,591
Total System Services, Inc.	1,747	53,126
Visa, Inc. - Class A	710	153,261
Western Union Co.	2,977	48,704
		1,547,666
Software - 5.91%
AVG Technologies NV (a)(b)	6,208	130,120
CA, Inc.	4,161	128,866
Check Point Software Technologies, Ltd. (a)(b)	2,151	145,472
MICROS Systems, Inc. (a)	1,803	95,433
Microsoft Corp.	4,696	192,489
Oracle Corp.	4,386	179,431
		871,811
Specialty Retail - 8.75%
Advance Auto Parts, Inc.	1,265	160,023
Asbury Automotive Group, Inc. (a)	2,949	163,109
AutoNation, Inc. (a)	2,113	112,475
AutoZone, Inc. (a)	263	141,257
CarMax, Inc. (a)	2,536	118,685
Group 1 Automotive, Inc.	1,165	76,494
Lithia Motors, Inc. - Class A	2,611	173,527
O'Reilly Automotive, Inc. (a)	1,540	228,521
Penske Automotive Group, Inc.	2,724	116,478
		1,290,569

See Notes to the Financial Statements	The Leuthold Funds - 2014 Semi-Annual Report 51

Leuthold Select Industries Fund
Schedule of Investments (continued)
March 31, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.29% (continued)

Technology Hardware, Storage & Peripherals - 7.89%
Apple, Inc.	271	$145,456
EMC Corp.	4,837	132,582
Hewlett-Packard Co.	4,561	147,594
Lexmark International, Inc. - Class A	4,001	185,206
QLogic Corp. (a)	5,720	72,930
SanDisk Corp.	1,982	160,919
Seagate Technology PLC (b)	2,667	149,779
Western Digital Corp.	1,841	169,041
		1,163,507
TOTAL COMMON STOCKS
(Cost $11,250,772)		$14,499,352

SHORT-TERM INVESTMENTS - 2.27%

Money Market Funds - 2.27%
Fidelity Institutional Money Market Funds -
Government Portfolio, 0.01% (c)	334,759	$334,759

TOTAL SHORT-TERM INVESTMENTS		$334,759
(Cost $334,759)

Total Investments		$14,834,111
(Cost $11,585,531) - 100.56%
Liabilities in Excess of
Other Assets - (0.56)%		(83,375)

TOTAL NET ASSETS - 100.00%		$14,750,736

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a) Non-income producing security.
(b) Foreign issued security.
(c) The rate quoted is the annualized seven-day yield as of March 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

52 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund
Schedule of Investments
March 31, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.25%

Aerospace & Defense - 1.60%
Alliant Techsystems, Inc.	1,402	$199,294
L-3 Communications Holdings, Inc.	1,895	223,894
		423,188
Airlines - 5.86%
Alaska Air Group, Inc.	2,341	218,439
American Airlines Group, Inc. (a)	13,850	506,910
Copa Holdings SA - Class A (b)	875	127,041
Delta Air Lines, Inc.	12,427	430,596
JetBlue Airways Corp. (a)	31,392	272,796
		1,555,782
Auto Components - 10.75%
Brembo SpA (b)	4,137	156,604
Cie Generale des Etablissements Michelin (b)	2,262	282,785
Continental AG (b)	1,713	410,809
Dana Holding Corp.	6,203	144,344
GKN PLC (b)	24,891	162,183
Lear Corp.	2,519	210,891
Leoni AG (b)	2,262	165,424
Magna International, Inc. (b)	2,944	283,537
Pirelli & Co. (b)	10,247	161,193
Plastic Omnium SA (b)	4,812	178,424
Showa Corp. (b)	9,800	107,566
Sumitomo Rubber Industries, Ltd. (b)	6,900	87,767
Tianneng Power International, Ltd. (b)	72,000	24,359
TRW Automotive Holdings Corp. (a)	3,872	316,033
Visteon Corp. (a)	1,819	160,872
		2,852,791
Automobiles - 4.77%
Daihatsu Motor Co., Ltd. (b)	3,000	52,972
Dongfeng Motor Group Co., Ltd. (b)	38,000	53,900
Ford Motor Co.	11,877	185,281
Geely Automobile Holdings, Ltd. (b)	110,000	43,368
General Motors Co. (a)	5,651	194,508
Hyundai Motor Co. (b)	597	141,162
Kia Motors Corp. (b)	2,582	144,287
Nissan Motor Co., Ltd. (b)	12,200	108,743
Tata Motors, Ltd. - ADR	3,561	126,095
Thor Industries, Inc.	1,388	84,751
Volkswagen AG (b)	517	131,165
		1,266,232
Banks - 1.44%
Fifth Third Bancorp	12,111	277,948
Popular, Inc. (a)(b)	3,382	104,808
		382,756
Electric Utilities - 3.6%
CEZ AS (b)	9,482	272,139
Energias do Brasil (b)	29,200	131,136
Light SA (b)	16,300	133,906
Manila Electric Co. (b)	13,090	82,945
PGE SA (b)	21,026	131,367
Tauron Polska Energia SA (b)	79,985	138,677
		890,170
Electronic Equipment, Instruments & Components - 8.59%
Arrow Electronics, Inc. (a)	3,211	190,605
Avnet, Inc.	3,777	175,744
Benchmark Electronics, Inc. (a)	5,497	124,507
Celestica, Inc. (a)(b)	13,488	147,694
Daeduck GDS Co., Ltd. (b)	4,760	73,986

See Notes to the Financial Statements	The Leuthold Funds - 2014 Semi-Annual Report 53

Leuthold Global Industries Fund
Schedule of Investments (continued)
March 31, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.25% (continued)

Electronic Equipment, Instruments & Components - 8.59% (continued)
Delta Electronics Thailand PCL - NVDR (b)	49,500	$90,273
FUJIFILM Holdings Corp. (b)	9,900	265,735
Hexagon AB - Class B (b)	5,523	187,774
Hon Hai Precision Industry Co., Ltd. (b)	79,900	226,896
Jabil Circuit, Inc.	6,625	119,250
Oki Electric Industry Co., Ltd. (b)	56,000	119,541
Plexus Corp. (a)	3,179	127,382
Sanmina Corp. (a)	7,731	134,906
SYNNEX Corp. (a)	2,487	150,737
Tech Data Corp. (a)	2,359	143,805
		2,278,835
Health Care Providers & Services - 12.68%
Aetna, Inc.	2,962	222,061
Alfresa Holdings Corp. (b)	2,500	163,025
Centene Corp. (a)	2,334	145,291
DaVita HealthCare Partners, Inc. (a)	1,969	135,566
Express Scripts Holding Co. (a)	3,790	284,591
Health Net, Inc. (a)	4,637	157,704
Henry Schein, Inc. (a)	1,844	220,118
Humana, Inc.	2,014	227,018
Laboratory Corp. of America Holdings (a)	2,111	207,321
Magellan Health Services, Inc. (a)	2,288	135,793
Medipal Holdings Corp. (b)	10,000	153,127
MEDNAX, Inc. (a)	2,973	184,267
Owens & Minor, Inc.	2,640	92,479
Primary Health Care, Ltd. (b)	21,868	95,739
Quest Diagnostics, Inc.	3,581	207,412
Suzuken Co., Ltd. (b)	3,900	150,866
UnitedHealth Group, Inc.	2,774	227,440
WellCare Health Plans, Inc. (a)	2,004	127,294
WellPoint, Inc.	2,276	226,576
		3,363,688
Hotels, Restaurants & Leisure - 0.51%
SJM Holdings, Ltd. (b)	48,000	135,227

Household Durables - 1.78%	2,749	190,313
Helen of Troy, Ltd. (a)(b)	1,879	280,836
Whirlpool Corp.		471,149

Insurance - 14.38%
Ageas (b)	4,676	208,501
Allianz SE (b)	1,426	241,022
American International Group, Inc.	5,205	260,302
Assurant, Inc.	2,363	153,501
Baloise Holding AG (b)	1,802	226,838
Everest Re Group, Ltd. (b)	1,614	247,023
Genworth Financial, Inc. - Class A (a)	15,932	282,474
Gjensidige Forsikring ASA (b)	6,254	126,981
Kemper Corp.	2,691	105,406
Liberty Holdings, Ltd. (b)	7,483	88,281
Muenchener Rueckversicherungs AG (b)	1,195	261,129
PartnerRe, Ltd. (b)	2,246	232,461
Porto Seguro SA (b)	8,500	117,929
Powszechny Zaklad Ubezpieczen SA (b)	1,182	167,964
SCOR SE (b)	6,766	236,983
Swiss Re AG (b)	2,707	251,248
Talanx AG (b)	3,185	114,570
Topdanmark A/S (a)(b)	4,058	118,073
Unipol Gruppo Finanziario SpA (b)	24,017	188,038
Unum Group	5,319	187,814
		3,816,538

54 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund
Schedule of Investments (continued)
March 31, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.25% (continued)

IT Services - 0.73%
Xerox Corp.	49,500	$90,273

Media - 6.31%
CyberAgent, Inc. (b)	2,700	103,356
DIRECTV (a)	1,874	143,211
Hakuhodo DY Holdings, Inc. (b)	12,900	89,844
Havas SA (b)	8,712	65,167
Interpublic Group of Cos, Inc.	19,309	330,956
Omnicom Group, Inc.	4,448	322,925
Publicis Groupe SA (b)	3,075	277,616
REA Group, Ltd. (b)	1,648	74,677
WPP PLC - ADR	2,575	265,431
		1,673,183
Metals & Mining - 0.58%
Kobe Steel, Ltd. (b)	116,000	153,938

Paper & Forest Products - 3.78%
Boise Cascade Co. (a)	4,196	120,174
Canfor Corp. (a)(b)	4,753	112,215
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	116,000	2,243
International Paper Co.	5,440	249,587
Louisiana-Pacific Corp. (a)	7,743	130,624
Nippon Paper Industries Co., Ltd. (b)	5,800	109,351
Norbord, Inc. (b)	3,196	84,215
Resolute Forest Products, Inc. (a)(b)	3,790	76,141
West Fraser Timber Co., Ltd. (b)	2,595	118,541
		1,003,091
Rail & Road - 0.79%
Union Pacific Corp.	1,116	209,428

Semiconductors & Semiconductor Equipment - 7.01%
A-DATA Technology Co., Ltd. (b)	34,000	86,542
Advanced Semiconductor Engineering, Inc. - ADR	21,757	120,751
ChipMOS Technologies Bermuda, Ltd. (b)	3,715	81,953
Cirrus Logic, Inc. (a)	4,355	86,534
CSR PLC (b)	7,700	93,261
First Solar, Inc. (a)	2,280	159,121
Iljin Display Co., Ltd. (b)	4,250	63,840
Intel Corp.	9,103	234,949
Magnachip Semiconductor Corp. (a)(b)	3,995	55,690
NVIDIA Corp.	11,078	198,407
Radiant Opto-Electronics Corp. (b)	15,210	61,589
Realtek Semiconductor Corp. (b)	24,100	72,786
Samsung Electronics Co., Ltd. (b)	164	207,324
Shindengen Electric Manufacturing Co., Ltd. (b)	13,000	57,299
Sigurd Microelectronics Corp. (b)	62,000	60,370
Silicon Works Co., Ltd. (b)	3,603	77,949
Skyworks Solutions, Inc. (a)	3,764	141,225
		1,859,590

See Notes to the Financial Statements	The Leuthold Funds - 2014 Semi-Annual Report 55

Leuthold Global Industries Fund
Schedule of Investments (continued)
March 31, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.25% (continued)

Technology Hardware, Storage & Peripherals - 7.81%
Apple, Inc.	468	$251,194
Asustek Computer, Inc. (b)	18,000	178,360
Hewlett-Packard Co.	5,912	191,312
Lenovo Group, Ltd. (b)	134,000	148,220
Lexmark International, Inc. - Class A	3,395	157,155
Pegatron Corp. (b)	115,000	171,562
Ricoh Co., Ltd. (b)	22,000	255,042
SanDisk Corp.	3,573	290,092
Seiko Epson Corp. (b)	6,700	209,353
Western Digital Corp.	2,409	221,194
		2,073,484
Wireless Telecommunication Services - 4.52%
China Mobile, Ltd. - ADR	4,225	192,618
Drillisch AG (b)	3,865	140,380
Freenet AG (b)	4,808	168,283
M1, Ltd. (b)	22,000	60,788
NTT DOCOMO, Inc. - ADR	17,892	282,157
Tele2 AB - Class B (b)	17,419	216,267
T-Mobile U.S., Inc. (a)	4,222	139,453
		1,199,946
TOTAL COMMON STOCKS
(Cost $22,212,555)		$25,803,545

PREFERRED STOCKS - 1.80%

Automobiles - 0.80%
Porsche Automobile Holding SE (b)	2,053	$211,065

Electric Utilities - 1.00%
Cia Energetica de Minas Gerais -ADR	19,422	$132,069
Companhia Paranaense de Energia -ADR	10,244	134,299
		266,368
TOTAL PREFERRED STOCKS
(Cost $382,268)		$477,433

SHORT-TERM INVESTMENTS - 0.82%

Money Market Funds - 0.82%
Fidelity Institutional Money Market Funds -
Government Portfolio, 0.01% (c)	217,424	$217,424

TOTAL SHORT-TERM INVESTMENTS
(Cost $217,424)		$217,424

Total Investments
(Cost $22,812,247) - 99.87%		$26,498,402
Other Assets in Excess of
Liabilities - 0.13%		34,241
TOTAL NET ASSETS - 100.00%		$26,532,643

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
NVDR Non-Voting Depository Receipt
(a) Non-income producing security.
(b) Foreign issued security.
(c) The rate quoted is the annualized seven-day yield as of March 31, 2014.
(d) Illiquid Security. The fair value of these securities total $2,243 which represents
      0.01% of total net assets.
(e) The security is currently being fair valued in accordance with procedures established by the Board of Directors of the Leuthold Funds due to a halt in trading of the security on January 26, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

56 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund
Schedule of Investments (continued)
March 31, 2014 (Unaudited)

	Fair Value	Percentage of Total Investments
CURRENCY EXPOSURE
March 31, 2014
Australian Dollar	$170,416	0.64%
Brazilian Real	382,970	1.45
British Pound	255,444	0.96
Canadian Dollar	314,971	1.19
Czech Koruna	272,139	1.03
Danish Kroner	118,073	0.45
Euro	3,599,159	13.58
Hong Kong Dollar	407,319	1.54
Japanese Yen	2,187,524	8.26
New Taiwan Dollar	858,105	3.24
Norwegian Krone	126,981	0.48
Philippine Peso	82,945	0.31
Polish Zloty	438,008	1.65
Singapore Dollar	60,788	0.23
South African Rand	88,281	0.33
South Korea Won	708,548	2.67
Swedish Krona	404,041	1.53
Swiss Franc	478,085	1.80
Thai Baht	90,273	0.34
US Dollar	15,454,332	58.32
Total Investments	$26,498,402	100.00%

	Fair Value	Percentage of Total Investments
PORTFOLIO DIVERSIFICATION
March 31, 2014
Australia	$170,416	0.64%
Belgium	208,501	0.79
Bermuda	751,750	2.84
Brazil	649,339	2.45
Britain	520,875	1.96
Canada	822,343	3.11
China	204,363	0.77
Czech Republic	272,139	1.03
Denmark	118,073	0.45
France	1,040,975	3.92
Germany	1,843,847	6.95
Hong Kong	395,572	1.49
India	126,095	0.48
Italy	505,835	1.91
Japan	2,469,682	9.32
Norway	126,981	0.48
Panama	127,041	0.48
Philippines	82,945	0.31
Poland	438,008	1.65
Puerto Rico	104,808	0.39
Republic of Korea	77,949	0.29
Singapore	60,788	0.23
South Africa	88,281	0.33
South Korea	686,289	2.59
Sweden	404,041	1.53
Switzerland	478,085	1.80
Taiwan	978,856	3.70
Thailand	90,273	0.34
United States	12,654,252	47.77
Total Investments	$26,498,402	100.00%

See Notes to the Financial Statements	The Leuthold Funds - 2014 Semi-Annual Report 57

Grizzly Short Fund
Schedule of Investments
March 31, 2014 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 11.96%

Money Market Funds - 11.96%
Fidelity Institutional Money
Market Funds - Government
Portfolio, 0.01% (a)	7,719,734	$7,719,734

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,719,734)		$7,719,734

Total Investments
(Cost $7,719,734) - 11.96%		$7,719,734
Other Assets in Excess of
Liabilities - 88.04% (b)		$56,824,514
TOTAL NET ASSETS - 100.00%		$64,544,248

Percentages are stated as a percent of net assets.
(a) The rate quoted is the annualized seven-day yield as of March 31, 2014.
(b) All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

58 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
March 31, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 88.27%

Aerospace & Defense - 1.07%	23,777	$689,771
DigitalGlobe, Inc.

Air Freight & Logistics - 1.71%
UTi Worldwide, Inc.	21,591	228,649
XPO Logistics, Inc.	29,843	877,682
		1,106,331
Airlines - 1.01%
Latam Airlines Group SA - ADR	43,220	650,461

Banks - 1.47%
First Horizon National Corp.	76,886	948,773

Building Products - 1.50%
USG Corp.	29,617	969,068

Chemicals - 2.01%
Intrepid Potash, Inc.	19,951	308,443
Potash Corp. of Saskatchewan, Inc. (b)	27,341	990,291
		1,298,734
Commercial Services & Supplies - 3.15%
Covanta Holding Corp.	58,481	1,055,582
Iron Mountain, Inc.	35,464	977,743
		2,033,325
Communications Equipment - 0.91%
Infinera Corp.	34,365	312,034
Ruckus Wireless, Inc.	22,681	275,801
		587,835
Construction & Engineering - 0.66%
Granite Construction, Inc.	10,701	427,291

Construction Materials - 3.06%
Martin Marietta Materials, Inc.	7,571	971,738
Texas Industries, Inc.	11,204	1,004,102
		1,975,840
Diversified Consumer Services - 1.47%
H&R Block, Inc.	31,380	947,362

Diversified Telecommunication Services - 2.69%
CenturyLink, Inc.	32,368	1,062,965
TW Telecom, Inc.	21,591	674,935
		1,737,900
Electric Utilities - 1.68%
Southern Co.	24,643	1,082,813

Electrical Equipment - 0.91%
General Cable Corp.	23,023	589,619

Energy Equipment & Services - 2.77%
Basic Energy Services, Inc.	39,892	1,093,440
Key Energy Services, Inc.	75,475	697,389
		1,790,829
Food Products - 0.90%
Dean Foods Co.	37,455	579,054

Gas Utilities - 1.46%
Piedmont Natural Gas Co., Inc.	17,069	604,072
WGL Holdings, Inc.	8,478	339,629
		943,701
Health Care Providers & Services - 1.49%
Tenet Healthcare Corp.	22,420	959,800

Health Care Technology - 0.96%
HMS Holdings Corp.	32,355	616,363

Hotels, Restaurants & Leisure - 2.44%
SeaWorld Entertainment, Inc.	11,493	347,433
Six Flags Entertainment Corp.	22,766	914,055
Vail Resorts, Inc.	4,484	312,535
		1,574,023

See Notes to the Financial Statements	The Leuthold Funds - 2014 Semi-Annual Report 59

Grizzly Short Fund
Schedule of Securities Sold Short - (a) (continued)
March 31, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 88.27% (continued)

Independent Power and Renewable Electricity Producers - 3.32%
Calpine Corp.	54,072	$1,130,646
NRG Energy, Inc.	31,758	1,009,904
		2,140,550
Internet & Catalog Retail - 1.31%
Shutterfly, Inc.	19,783	844,338

Internet Software & Services - 6.90%
Cvent, Inc.	16,074	581,075
Equinix, Inc.	5,916	1,093,514
Marketo, Inc.	25,790	842,559
Rackspace Hosting, Inc.	27,281	895,362
Trulia, Inc.	31,426	1,043,343
		4,455,853
Machinery - 0.53%
Briggs & Stratton Corp.	15,261	339,557

Media - 4.55%
Lamar Advertising Co. - Class A	20,348	1,037,545
Liberty Global PLC - Class A (b)	12,268	510,349
Liberty Global PLC - Class C (b)	12,268	499,430
Thomson Reuters Corp.	26,075	891,765
		2,939,089
Metals & Mining - 2.43%
Allegheny Technologies, Inc.	30,559	1,151,463
Coeur Mining, Inc.	44,840	416,564
		1,568,027
Oil, Gas & Consumable Fuels - 15.54%
Alpha Natural Resources, Inc.	150,460	639,455
Comstock Resources, Inc.	45,572	1,041,320
CONSOL Energy, Inc.	27,583	1,101,941
Encana Corp. (b)	54,939	1,174,596
Kinder Morgan, Inc.	30,522	991,660
MarkWest Energy Partners LP	14,168	925,454
PDC Energy, Inc.	16,529	1,029,095
Talisman Energy, Inc. (b)	90,058	898,779
Teekay Corp. (b)	15,449	868,852
Tesoro Logistics LP	5,169	311,225
Williams Companies, Inc.	25,849	1,048,952
		10,031,329
Professional Services - 1.00%
Advisory Board Co.	10,036	644,813

Real Estate Investment Trusts (REITs) - 9.30%
American Tower Corp.	13,000	1,064,310
AvalonBay Communities, Inc.	8,516	1,118,321
Crown Castle International Corp.	13,829	1,020,304
Digital Realty Trust, Inc.	16,806	892,063
Realty Income Corp.	21,828	891,892
Regency Centers Corp.	19,858	1,013,949
		6,000,839
Semiconductors & Semiconductor Equipment - 2.35%
PMC - Sierra, Inc.	41,164	313,258
Tessera Technologies, Inc.	16,956	400,670
Veeco Instruments, Inc.	19,067	799,480
		1,513,408
Software - 2.44%
Gigamon, Inc.	9,680	294,175
Jive Software, Inc.	47,704	382,109
Qlik Technologies, Inc.	33,906	901,561
		1,577,845
Specialty Retail - 3.35%
Abercrombie & Fitch Co. - Class A	27,469	1,057,557
Five Below, Inc.	26,061	1,107,701
		2,164,628

60 The Leuthold Funds - 2014 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund
Schedule of Securities Sold Short - (a) (continued)
March 31, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 88.27% (continued)

Technology Hardware, Storage & Peripherals - 1.35%
Fusion-io, Inc.	82,872	$871,813

Transportation Infrastructure - 0.58%
Macquarie Infrastructure Co., LLC	6,481	371,167

TOTAL COMMON STOCKS
(Proceeds $57,436,060)		$56,972,149

INVESTMENT COMPANIES - 6.50%

Exchange Traded Funds - 6.50%
SPDR S&P 500 ETF Trust	22,443	$4,197,739

TOTAL INVESTMENT COMPANIES
(Proceeds $4,028,955)		$4,197,739

TOTAL SECURITIES SOLD SHORT
(Proceeds $61,465,015) - 94.77%		$61,169,888

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a) Non-income producing security.
(b) Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements	The Leuthold Funds - 2014 Semi-Annual Report 61

62 The Leuthold Funds - 2014 Semi-Annual Report

The Leuthold Funds
Notes to the Financial Statements (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Leuthold Funds, Inc. (the“Company”) was incorporated on August 30, 1995, as a Maryland Corporation and is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended. The Company consists of five series (the“Funds”):

Fund	Investment Objective	Inception - Retail Share Class	Inception - Institutional Share Class
Leuthold Core Investment Fund	Seeks total return consistent with prudent investment risk over the long-term	11/20/1995	1/31/2006
Leuthold Global Fund	Seeks long-term capital appreciation and dividend income	7/1/2008	4/30/2008
Leuthold Select Industries Fund	Capital appreciation	6/19/2000	n/a
Leuthold Global Industries Fund	Seeks long-term capital appreciation and dividend income	5/17/2010	5/17/2010
Grizzly Short Fund	Capital appreciation	6/19/2000	n/a

All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fess and expenses, including  distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

As of the close of business on November 7, 2013, pursuant to an Agreement and Plan of Reorganization previously approved by the Funds’ Board of Directors, all of the assets, subject to the liabilities, of the Leuthold Asset Allocation Fund, were transferred to the Leuthold Core Investment Fund in exchange for a corresponding class of shares of the Leuthold Core Investment Fund of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. The exchange ratio for shareholders of the Retail Class and Institutional Class was 0.58 and 0.59, respectively. The net asset value of the Leuthold Core Investment Fund – Retail Class and Lethold Core Investment Fund – Institutional Class shares on the close of business November 7, 2013, after the reorganization, was $18.85 and $18.84, respectively, and a total of 9,682,755  shares of Leuthold Core Investment Fund – Retail Class and 2,641,170 of Leuthold Core Investment Fund – Institutional Class were issued to shareholders of the Leuthold Asset Allocation Fund in the exchange. The exchange was a tax-free event to Leuthold Asset Allocation Fund shareholders. For financial reporting purposes, assets received and shares issued by the Leuthold Core Investment Fund were recorded at fair value; however the cost basis of investments received from Leuthold Asset Allocation Fund was carried forward to align ongoing reporting of the Leuthold Core Investment Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of net assets immediately before the acquisition were as follows:

The Leuthold Funds - 2014 Semi-Annual Report 63

The Leuthold Funds

	Capital Stock	Acculmulated net investment income/(loss)	Acculmulated net realized gain/(loss) on investments		Net Unrealized Appreciation	Net Assets
Leuthold Core Investment Fund	$672,720,072	$(4,092,312)	$67,821,018		$103,607,195	$840,055,973
Leuthold Asset Allocation Fund	489,133,392	(6,898,358)	(263,538,929	)*	13,583,460	232,279,565
Total	$1,161,853,464	$(10,990,670)	$(195,717,911)		$117,190,655	$1,072,335,538

*
Due to rules under section 381 and 382 of the internal revenue code, the combined fund will only be able to utilize $33,065,353 of these losses and the losses will be limited to $8,451,578 each year ($7,710,618 in the first short year) over the next eight years. The combined fund may not utilize the remaining $230,473,576.

Assuming the acquisition of Leuthold Asset Allocation Fund had been completed on October 1, 2013, the combined funds’ pro forma results in the Statement of Operations during the period ended March 31, 2014 were as follows:

Net investment income (loss)	$(2,635,388	)*
Net realized and unrealized gain (loss) on investment	$126,638,129	**
Net increase (decrease) in net assets resulting from operations	$124,002,741

* $(71,468) as reported in the Leuthold Core Investment Fund Statement of Operations, plus $(2,563,920) Leuthold Asset Allocation Fund pre-merger.
** $94,627,389 as reported in the Leuthold Core Investment Fund Statement of Operations plus $32,010,740 Leuthold Asset Allocation Fund pre-merger.

Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Leuthold Asset Allocation Fund that have been included in the Leuthold Core Investment Fund’s Statement of Operations since November 7, 2013.

The following is a summary of significant accounting policies consistently followed by the Funds.

a)
Investment Valuation – Securities listed on a national securities exchange are valued at the last sale price on the day the valuation is made, and securities that are traded on the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, including securities sold short, which are listed on an exchange but which are not traded on the valuation date are valued at the mean between the bid and the asked prices.  Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price or, if unavailable, at prices provided by an independent pricing service. Securities sold short which are not listed on an exchange but for which market quotations are readily available are valued at the average of the current bid and asked prices. Debt securities are valued at bid prices provided by an independent pricing service that may use a matrix pricing method or other analytical pricing model. Other assets, including certain investments in open-end investment companies, and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Directors and

64 The Leuthold Funds - 2014 Semi-Annual Report

The Leuthold Funds

the Funds’ Fair Value Pricing Committee. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges is used. Non-exchange traded options also will be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, fair value shall be determined.

The Funds may invest in foreign securities. Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. The Board has approved the use of their independent pricing provider’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If these events materially affect the value of portfolio securities, then these securities may be valued as determined in good faith by the Funds’ Board of Directors. Some of the factors which may be considered by the Board of Directors and the Funds’ Fair Value Pricing Committee in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

Physical metals are valued at prices provided by an independent pricing service. The Leuthold Core Investment Fund, the Leuthold Global Fund, and the Leuthold Global Industries Fund may invest in metals such as aluminum, copper, zinc, lead, nickel, tin, silver, palladium and other industrial and precious metals. Metals not traded on an exchange are valued at the mid-point between the closing bid and asked prices as obtained from a commonly used reputable pricing source.

b)
Fair Valuation Measurements –The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2014:

The Leuthold Funds - 2014 Semi-Annual Report 65

The Leuthold Funds

Leuthold Core Investment Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$35,918,645	$––	$––	$35,918,645
Air Freight & Logistics	––	218,989	––	218,989
Airlines	49,917,407	413,681	––	50,331,088
Auto Components	277,641	1,568,037	––	1,845,678
Automobiles	641,133	240,471	––	881,604
Banks	––	1,601,350	––	1,601,350
Building Products	––	181,899	––	181,899
Chemicals	24,033,345	959,711	135,048	25,128,104
Communications Equipments	––	158,251	––	158,251
Construction & Engineering	––	442,313	––	442,313
Construction Materials	––	97,216	––	97,216
Consumer Finance	27,915,334	––	––	27,915,334
Containers & Packaging	––	294,460	––	294,460
Distributors	––	179,737	––	179,737
Diversified Consumer Services	28,809,697	––	––	28,809,697
Diversified Financial Services	––	231,132	––	231,132
Diversified Telecommunication Services	236,237	115,835	––	352,072
Electric Utilities	188,947	516,524	––	705,471
Electrical Equipment	––	109,233	––	109,233
Electronic Equipment, Instruments
& Components	42,077,689	1,123,730	––	43,201,419
Food & Staples Retailing	37,209,833	332,812	––	37,542,645
Food Products	25,994	514,955	––	540,949
Health Care Equipment & Supplies	––	279,579	––	279,579
Health Care Providers & Services	85,240,722	582,370	––	85,823,092
Hotels, Restaurants & Leisure	––	329,735	––	329,735
Household Durables	409,081	1,405,803	––	1,814,884
Insurance	39,988,665	1,016,939	––	41,005,604
Internet Software & Services	182,887	865,522	––	1,048,409
IT Services	60,429,648	644,848	––	61,074,496
Machinery	––	309,202	––	309,202
Media	––	187,136	––	187,136
Metals & Mining	––	435,571	––	435,571
Oil, Gas & Consumable Fuels	1,186,475	1,196,342	––	2,382,817
Paper & Forest Products	519,015	247,369	––	766,384
Personal Products	––	416,465	––	416,465
Pharmaceuticals	411,694	789,602	––	1,201,296
Real Estate Management & Development	––	2,178,233	––	2,178,233
Road & Rail	179,575	––	––	179,575
Semiconductors & Semiconductor
Equipment	171,311	2,019,727	––	2,191,038
Software	33,342,387	225,738	––	33,568,125
Specialty Retail	50,018,645	––	––	50,018,645
Technology Hardware, Storage
& Peripherals	45,034,643	1,534,448	––	46,569,091
Textiles, Apparel & Luxury Goods	––	232,077	––	232,077
Trading Companies & Distributors	––	182,225	––	182,225
Transportation Infrastructure	171,895	––	––	171,895
Water Utilities	330,489	––	––	330,489
Wireless Telecommunication Services	1,279,452	202,213	––	1,481,665
Total Common Stocks	$566,148,486	$24,581,480	$135,048	$590,865,014

66 The Leuthold Funds - 2014 Semi-Annual Report

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Leuthold Core Investment Fund (continued)
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Preferred Stocks	$571,985	$––	$––	$571,985
Exchange Traded Funds	80,065,588	––	––	80,065,588
Corporate Bonds	––	20,669,732	––	20,669,732
United States Treasury Obligations	––	24,866,706	––	24,866,706
Foreign Government Bonds	––	57,049,653	––	57,049,653
Rights	––	––	6,670	6,670
Money Market Funds	47,122,805	––	––	47,122,805
Total Investments in Securities	$693,908,864	$127,167,571	$141,718	$821,218,153

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$38,071,474	$––	$––	$38,071,474
Exchange Traded Funds	2,735,647	––	––	2,735,647
Total Securities Sold Short	$40,807,121	$––	$––	$40,807,121

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers between Level 1, Level 2, and Level 3 for the three-month period ended March 31, 2014:

Transfers into Level 1	$66,383
Transfers out of Level 1	(218,020)
Net transfers into and/or out of Level 1	$(151,637)

Transfers into Level 2	$218,020
Transfers out of Level 2	(201,431)
Net transfers into and/or out of Level 2	$16,589

Transfers into Level 3	$135,048
Transfers out of Level 3	––
Net transfers into and/or out of Level 3	$135,048

The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 20, 2013	$––
Accrued discounts/premiums	––
Realized gain (loss)	––
Change in unrealized appreciation (depreciation)	(2,187)
Purchases	––
Sales	––
Corporate actions	8,857	(1)
Transfer into and/or out of Level 3	135,048	(2)
Balance as of March 31, 2014	$141,718

Change in unrealized appreciation (depreciation) during
the period ended for Level 3 investments held at March 31, 2014:	$(16,862)

(1) This security (rights) is classified as a Level 3 security due to a lack of market activity and observable inputs. The security was acquired as a result of a corporate action.
(2) This security (China Lumena New Materials Corp) is classified as a Level 3 security due to a halt in trading on March 25, 2014 and the secutiy being priced at the last traced price of 1.25 HKD.

The Leuthold Funds - 2014 Semi-Annual Report 67

The Leuthold Funds

Leuthold Global Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,832,405	$––	$––	$3,832,405
Airlines	14,092,334	––	––	14,092,334
Auto Components	10,059,574	15,489,469	––	25,549,043
Automobiles	5,349,427	5,912,645	––	11,262,072
Banks	3,466,895	––	––	3,466,895
Electric Utilities	2,280,037	5,549,322	––	7,829,359
Electronic Equipment, Instruments
& Components	11,835,271	8,395,983	––	20,231,254
Health Care Providers & Services	25,331,427	5,028,786	––	30,360,213
Hotels, Resteraunts & Leisure	––	1,205,777	––	1,205,777
Household Durables	4,212,073	––	––	4,212,073
Insurance	14,287,600	19,907,416	––	34,195,016
IT Services	1,761,986	––	––	1,761,986
Media	9,623,789	5,468,281	––	15,092,070
Metals & Mining	––	1,361,554	––	1,361,554
Paper & Forest Products	8,004,001	970,961	48,037	9,022,999
Road & Rail	1,897,243	––	––	1,897,243
Semiconductors & Semiconductor
Equipment	9,760,946	6,735,831	––	16,496,777
Technology Hardware, Storage
& Peripherals	10,062,986	8,398,619	––	18,461,605
Wireless Telecommunication Services	5,543,073	5,233,573	––	10,776,646
Total Common Stock	141,401,067	89,658,217	48,307	231,107,321
Preferred Stocks
Automobiles	––	1,884,469	––	1,884,469
Electric Utilities	2,325,827	––	––	2,325,827
Total Preferred Stock	2,325,827	1,884,469	––	4,210,296
Exchange Traded Funds	35,482,027	––	––	35,482,027
Corporate Bonds	––	6,369,433	––	6,369,433
United States Treasury Obligations	––	6,592,410	––	6,592,410
Foreign Government Bonds	––	25,668,091	––	25,668,091
Money Market Funds	17,464,020	––	––	17,464,020
Total Investments in Securities	$196,672,941	$130,172,620	$48,037	$326,893,598

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$	$	$––	$
Beverages	$130,497	$408,048	$––	$538,545
Capital Markets	291,508	233,575	––	525,083
Chemicals	141,317	––	––	141,317
Commercial Services & Supplies	124,230	––	––	124,230
Construction & Engineering	127,814	281,461	––	409,275
Construction Materials	––	176,354	––	176,354
Consumer Finance	––	117,321	––	117,321
Diversified Financial Services	255,013	134,441	––	389,454
Diversified Telecommunication Services	144,234	––	––	144,234

68 The Leuthold Funds - 2014 Semi-Annual Report

The Leuthold Funds

Leuthold Global Fund (continued)
Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Electric Utilities	$144,432	$––	$––	$144,432
Energy Equipment & Services	149,759	––	––	149,759
Food & Staples Retailing	––	132,220	––	132,220
Food Products	520,927	451,258	––	972,185
Gas Utilities	292,515	––	––	292,515
Health Care Equipment & Supplies	507,703	––	––	507,703
Health Care Providers & Services	189,709	––	––	189,709
Household Durables	137,262	––	––	137,262
Independent Power Producers &
Energy Traders	260,241	––	––	260,241
Industrial Conglomerates	––	156,981	––	156,981
Leisure Products	––	140,821	––	140,821
Machinery	––	170,683	––	170,683
Media	117,695	––	––	117,695
Multiline Retail	––	163,265	––	163,265
Oil, Gas & Consumable Fuels	1,485,606	213,184	––	1,698,790
Personal Products	––	143,266	––	143,266
Professional Services	445,423	141,978	––	587,401
Real Estate Investment Trusts (REITs)	132,962	––	––	132,962
Real Estate Management & Development	329,936	118,729	––	448,665
Specialty Retail	273,798	144,676	––	418,474
Textiles, Apparel & Luxury Goods	120,273	––	––	120,273
Thrifts & Mortgage Finance	430,075	––	––	430,075
Tobacco	398,157	177,722	––	575,879
Total Common Stocks	7,151,086	3,505,983	––	10,657,069
Exchange Traded Funds	1,915,548	––	––	1,915,548
Total Securities Sold Short	$9,066,634	$3,505,983	$––	$12,572,617

The Fund did not have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of September 20, 2013	$48,041
Accrued discounts/premiums	––
Realized gain (loss)	––
Change in unrealized appreciation (depreciation)	(4)
Purchases	––
Sales	––
Transfer into and/or out of Level 3	––
Balance as of March 31, 2014	$48,037

Change in unrealized appreciation (depreciation) during
the period ended for Level 3 investments held at March 31, 2014:	$(4)

The Leuthold Funds - 2014 Semi-Annual Report 69

The Leuthold Funds

The security is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.

Leuthold Select Industries Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$14,499,352	$––	$––	$14,499,352
Money Market Funds	334,759	––	––	334,759
Total Investments in Securities	$14,834,111	$––	$––	$14,834,111

The Fund did not have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Global Industries Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$423,188	$––	$––	$423,188
Airlines	1,555,782	––	––	1,555,782
Auto Components	1,115,677	1,737,114	––	2,852,791
Automobiles	590,635	675,597	––	1,266,232
Banks	382,756	––	––	382,756
Electic Utilities	265,042	625,128	––	890,170
Electronic Equipment, Instruments
& Components	1,314,630	964,205	––	2,278,835
Health Care Providers & Services	2,800,931	562,757	––	3,363,688
Hotels, Resteraunts & Leisure	––	135,227	––	135,227
Household Durables	471,149	––	––	471,149
Insurance	1,586,910	2,229,628	––	3,816,538
IT Services	194,529	––	––	194,529
Media	1,062,523	610,660	––	1,673,183
Metals & Mining	––	153,938	––	153,938
Paper & Forest Products	891,497	109,351	2,243	1,003,091
Road & Rail	209,428	––	––	209,428
Semiconductors & Semiconductor
Equipment	1,078,630	780,960	––	1,859,590
Technology Hardware, Storage &
Peripherals	1,110,947	962,537	––	2,073,484
Wireless Telecommunication Services	614,228	585,718	––	1,199,946
Total Common Stocks	15,668,482	10,132,820	2,243	25,803,545
Preferred Stocks
Automobiles	––	211,065	––	211,065
Electic Utilities	266,368	––	––	266,368
Total Preferred Stocks	266,368	211,065	––	477,433
Money Market Funds	217,424	––	––	217,424
Total Investments in Securities	$16,152,274	$10,343,885	$2,243	$26,498,402

70 The Leuthold Funds - 2014 Semi-Annual Report

The Leuthold Funds

The Fund did not have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of September 20, 2013	$2,243
Accrued discounts/premiums	––
Realized gain (loss)	––
Change in unrealized appreciation (depreciation)	––
Purchases	––
Sales	––
Transfer into and/or out of Level 3	––
Balance as of March 31, 2014	$2,243

Change in unrealized appreciation (depreciation) during
the period ended for Level 3 investments held at March 31, 2014:	$––

The security is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of the security is a discount of 95% from the last traded price of HKD 2.95. Significant changes in the discount rate may result in a change in fair value measurement. During the entire period the discount rate was 95%.

Grizzly Short Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$7,719,734	––	––	$7,719,734
Total Investments in Securities	$7,719,734	$––	$––	$7,719,734

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$56,972,149	$––	$––	$56,972,149
Exchange Traded Funds	4,197,739	––	––	4,197,739
Total Securities Sold Short	$61,169,888	$––	$––	$61,169,888

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

For further information regarding security characteristics, see the Schedules of Investments.

c)
Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for

The Leuthold Funds - 2014 Semi-Annual Report 71

The Leuthold Funds

tax purposes. The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares. The tax character of distributions paid during the fiscal years ended September 30, 2013 and 2012 was as follows:

Year Ended September 30, 2013
	Leuthold		Leuthold	Leuthold
	Core	Leuthold	Select	Global	Grizzly
	Investment	Global	Industries	Industries	Short
	Fund	Fund	Fund	Fund	Fund
Distributions paid from: Ordinary Income	$14,177,488	$3,759,728	$33,785	$69,238	––
Long Term Capital Gain	––	––	––	––	––
Return of Capital	––	––	––	––	––
Total Distribution Paid	$14,177,488	$3,759,728	$33,785	$69,238	$––

Year Ended September 30, 2012
	Leuthold		Leuthold	Leuthold
	Core	Leuthold	Select	Global	Grizzly
	Investment	Global	Industries	Industries	Short
	Fund	Fund	Fund	Fund	Fund
Distributions paid from: Ordinary Income	$27,886,190	$5,685,282	$25,862	$18,020	––
Long Term Capital Gain	––	4,587,025	––	––	––
Return of Capital	––	––	––	––	––
Total Distribution Paid	$27,886,190	$10,272,307	$25,862	$18,020	$––

At September 30, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Leuthold		Leuthold	Leuthold
	Core	Leuthold	Select	Global	Grizzly
	Investment	Global	Industries	Industries	Short
	Fund	Fund	Fund	Fund	Fund
Undistributed Ordinary Income	$18,302,077	$14,830,754	$––	$77,468	$––
Undistributed long-term gains	36,495,986	20,207,828	––	––	––
Distributable earnings	54,798,063	35,038,582	––	77,468	––
Capital loss carryover and post-October losses	––	––	(2,975,423)	(970,292)	(149,741,576)
Other accumulated
gains (losses)	(70,155)	(888,311)	––	––	(18,957)
Unrealized appreciation
(depreciation)	80,786,112	42,656,205	1,902,115	1,750,997	(7)
Total accumulated gain (loss)	$135,514,020	$76,806,476	$(1,073,308)	$858,173	$(149,760,540)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to net operating losses, and differences from REIT adjustments and foreign currency gain and loss.

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Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2013, the following table shows the reclassifications made:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid In Capital
Leuthold Core Investment Fund	$13,559,477	$(13,534,296)	$(25,181)
Leuthold Global Fund	487,019	(487,018)	(1)
Leuthold Select Industries Fund	3,123	19	(3,142)
Leuthold Global Industries Fund	31,075	(31,075)	––
Grizzly Short Fund	5,346,138	(105,551)	(5,240,587)

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used.  As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses, whereas under prior law all capital losses were carried forward as short-term capital losses.

Leuthold		Leuthold	Leuthold
Core	Leuthold	Select	Global	Grizzly
Investment	Global	Industries	Industries	Short
Fund	Fund	Fund	Fund	Fund
Expires 09/30/17	$––	$––	$(862,502	)*	$––	$––
Expires 09/30/18	––	––	(2,112,919)		––	(18,663,090)
Expires 09/30/19	––	––	––		(17,340)	(25,380,935)
Unlimited Short-Term	––	––	––		(952,952)	(78,603,486)

*Capital loss carryforward transferred in from merger, subject to annual limitations.

The Grizzly Short Fund intends to defer and treat $27,094,065 of post-October losses incurred during the fiscal year ended September 30, 2013 as arising in the fiscal year ending September 30, 2014.

As of September 30, 2013, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

d)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

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The Leuthold Funds

e)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates..

f)
Basis for Consolidation for the Leuthold Core Investment Fund and Leuthold Global Fund –The Leuthold Core Investment Fund and Leuthold Global Fund may invest up to 25% of their total assets in their Subsidiary, Leuthold Core, Ltd. and Leuthold Global, Ltd. (the “Subsidiaries”), respectively. The Subsidiaries, which are organized under the laws of the Cayman Islands, are wholly owned and controlled by the Leuthold Core Investment Fund and Leuthold Global Fund, respectively, and are therefore consolidated in the respective Funds’ financial statements herein. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Subsidiaries act as investment vehicles in order to enter into certain investments for the Leuthold Core Investment Fund and Leuthold Global Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information. Currently, no assets are held in Leuthold Core, Ltd. or Leuthold Global, Ltd.

g)
Short Positions – For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 1a above. The amount of segregated assets is required to be adjusted daily to reflect changes in the market value of the securities sold short. Grizzly Short Fund’s receivable from broker for securities sold short is with two major security dealers.

In January, 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management has evaluated ASU 2013-01 and has determined that this will have no impact on the financial statement disclosures.

h)
Other – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized using the yield to maturity method over the life of the respective bond. For financial reporting purposes, the Funds isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for realized gains and losses.

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i)
Expenses – Expenses that directly relate to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds, such as Directors fees and expenses, insurance expense, and legal fees are allocated between the five Funds based on the relative net asset value of the individual Funds.

j)
Counterparty risk – Counterparty risk may arise as the result of the failure of a counterparty to a securities contract to comply with the terms of the contract. Potential counterparty risk is measured by the credit worthiness of the counterparty and additional risk may arise from unanticipated events affecting the value of the underlying security.

k)
Subsequent Events –The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements. This evaluation did not result in any subsequent events that necessitated recognition or disclosure.

2.	INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and short sales, for the six month period ended March 31, 2014 are summarized below.

	Leuthold		Leuthold	Leuthold
	Core	Leuthold	Select	Global
	Investment	Global	Industries	Industries
	Fund	Fund	Fund	Fund
Purchases	$612,008,930	$219,622,514	$11,148,724	$36,645,695
Sales	469,520,436	277,107,641	8,062,318	26,338,677

At September 30, 2013, gross unrealized appreciation and depreciation of investments and cost of investments (excluding short positions) for tax purposes were as follows:

	Leuthold
	Core	Leuthold	Select	Global	Grizzly
	Investment	Global	Industries	Industries	Short
	Fund	Fund	Fund	Fund	Fund
Tax cost of investments	$488,832,420	$308,363,948	$8,164,550	$12,658,177	$3,076,329
Gross unrealized appreciation	87,218,429	49,416,345	1,950,472	2,050,952	3,185,257
Gross unrealized depreciation	(6,432,317)	(6,760,140)	(48,357)	(299,955)	(3,185,264)
Net unrealized appreciation (depreciation)	$80,786,112	$42,656,205	$1,902,115	$1,750,997	(7)

The differences between book and tax basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales.

The Core Investment Fund and the Global Fund owned 5% or more of the voting securities of the following companies during the six month period ended March 31, 2014. As a result, these companies are deemed to be affiliates of the Core Investment Fund and the Global Fund as defined by the 1940 Act. Transactions during the period in these securities of affiliated companies were as follows:

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The Leuthold Funds

Leuthold Core Investment Fund
	Share Activity
	Balance			Balance	Dividend	Fair Value at
Security Name	09/30/13	Purchases	Sales	03/31/14	Income	03/31/14
CurrencyShares Japanese Yen Trust	160,155	87,000	121,309	125,846	$––	$11,896,222

Leuthold Global Fund
	Share Activity
	Balance			Balance	Dividend	Fair Value at
Security Name	09/30/12	Purchases	Sales	09/30/13	Income	09/30/13
CurrencyShares Japanese Yen Trust(1)	95,068	19,300	63,630	50,738	$––	$4,976,263

(1) Issuer was not an affiliate as of March 31, 2014 due to sales during the year.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement (“advisory agreement”) with the Investment Adviser. Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily as applied to each Fund’s daily net assets and payable monthly, at annual rates of:

Leuthold		Leuthold	Leuthold
Core	Leuthold	Select	Global	Grizzly
Investment	Global	Industries	Industries	Short
Fund	Fund	Fund	Fund	Fund
0.90%	1.10%	1.00%	1.00%	1.25%

The Investment Adviser has agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, including organization expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends and interest on short positions, and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Leuthold		Leuthold	Leuthold
Core	Leuthold	Select	Global	Grizzly
Investment	Global	Industries	Industries	Short
Fund	Fund	Fund	Fund	Fund
1.25%	1.85%	1.60%	1.60%	2.50%

Any waiver or reimbursement is subject to later adjustments to allow the Investment Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation, provided, however, that the Investment Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Amounts subject to future recoupment as of March 31, 2014 are as follows:

Leuthold Select Industries Fund		Leuthold Global Industries Fund
Year of Expiration	Recoverable Amount	Year of Expiration	Recoverable Amount
9/30/2015	$ 16,951	9/30/2015	$ 58,737
9/30/2016	22,934	9/30/2016	71,564
9/30/2017	539	9/30/2017	44,079

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U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. For the six month period ended March 31, 2014, the Leuthold Core Investment Fund, Leuthold Global Fund, Leuthold Select Industries Fund, Leuthold Global Industries, and Grizzly Short Fund paid Weeden & Co., L.P., an affiliate of the Adviser, $111,748, $17,570, $2,211, $1,244, and $0, respectively, for brokerage commissions.

4.	DISTRIBUTION PLAN

The Leuthold Global Fund – Retail Class and Leuthold Global Industries Fund – Retail Class has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act, whereby Rafferty Capital Markets, LLC serves as distributor. This plan allows each Fund to use up to 0.25% of its average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors. Each Fund may pay all or a portion of this fee to any securities dealer, financial institution, or any other person who renders personal service to the Funds’ shareholders, assists in the maintenance of the Funds’ shareholder accounts, or who renders assistance in distributing or promoting the sale of shares of the Fund pursuant to a written agreement approved by the Board of Directors. To the extent such fee is not paid to such persons, each of the Funds may use the fee for its expenses of distribution of its shares, including, but not limited to, payment by the Fund of the cost of preparing, printing, and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the Plan.

5.	INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6.	ILLIQUID SECURITIES

Each Fund may invest up to 15% of net assets in securities for which there is no readily available market (“illiquid securities”). The 15% limitation includes securities whose disposition would be subject to legal restrictions (“restricted securities”). Illiquid and restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay. This could result in a Fund being unable to realize a favorable price upon disposition of such securities and in some cases might make disposition of such securities at the time desired by the Fund impossible.

7.	LENDING PORTFOLIO SECURITIES

The Funds may lend portfolio securities constituting up to 30% of total assets to unaffiliated broker dealers, banks, or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 100% of the value of the securities loaned. The Funds did not lend any portfolio securities during the reporting period, and will not enter into any securities lending arrangements in the future without the prior approval of the Board of Directors.

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The Leuthold Funds

INVESTMENT ADVISORY AGREEMENT DISCLOSURE

On November 11, 2013, the Board of Directors of Leuthold Funds, Inc. approved the investment advisory agreements for the Leuthold Core Investment Fund, Leuthold Global Fund, Leuthold Select Industries Fund, Leuthold Global Industries Fund, and Grizzly Short Fund with Leuthold Weeden Capital Management. Prior to approving the agreements, the Board considered:

•  The nature, extent, and quality of the services to be provided by Leuthold Weeden Capital Management;

•  The investment strategies and performance history of Leuthold Weeden Capital Management;

•  The cost of the services to be provided and profits to be realized by Leuthold Weeden Capital Management, from its relationship with the Funds;

•  The extent to which economies of scale would be realized as the Funds grew and whether fee levels reflect any such economies of scale;

•  The proposed expense ratios of the Funds; and

•  The manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars.

In considering the nature, extent, and quality of the services provided by Leuthold Weeden Capital Management, the Board considered the Adviser’s quality of investment management provided to the existing Funds, the Adviser’s management history, and the Adviser’s ability to attract investors for the Funds. The Board concluded that the approval of the investment advisory agreements was in the best interest of the Funds’shareholders.

The Board considered the presentation from the Adviser on the investment strategies for the Funds and reviewed the investment performance of the existing Funds compared with those of the existing Funds’ peer groups and relevant benchmarks. The Board concluded that the performance of the existing Funds was satisfactory in comparison to performance of similar funds.

The Board considered the proposed cost of services to be provided by the Adviser, including reports provided by the Funds’ administrator comparing the Funds’proposed investment advisory fees to those of other comparable mutual funds. The Board concluded that the investment advisory fees were within the range of the industry averages.

The Board considered the extent to which economies of scale would be realized as the Funds grow, including a consideration of breakpoints in the investment advisory agreement fee schedule.The Board concluded that the existing fees schedules were acceptable.

The Board compared the Funds’proposed expense ratios to those of other comparable mutual funds. After review, the Board concluded that the proposed expense ratios of the Funds were within the range of comparable mutual funds.

The Board discussed the manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars. Based on these discussions, the Board concluded that the research and services obtained by Leuthold Weeden Capital Management would be beneficial to the Funds and that Leuthold Weeden Capital Management would execute the Funds’ portfolio transactions in a manner designed to obtain best execution for the Funds.

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The Leuthold Funds

ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

Independent Directors

# of
				Portfolios in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
Name, Year of Birth,	Held with	and Length of	Principal Occupation(s)	Overseen By	Held by
and Address	the Company	Time Served	During Past Five Years	Director	Director
Lawrence L. Horsch (1934)	Chairman	Indefinite,	Chairman, Eagle Management &	5	None
c/o Leuthold Weeden	and Director	Director since	Financial Corp., a management
Capital Management		1995	consulting firm
33 South Sixth Street
Suite 4600
Minneapolis, MN 55402

Paul M. Kelnberger (1943)	Director and	Indefinite,	Consultant to Johnson,	5	None
c/o Leuthold Weeden	Chair of	Director since	West & Co., PLC
Capital Management	Audit	1995
33 South Sixth Street	Committee
Suite 4600
Minneapolis, MN 55402

Addison L. Piper (1946)	Director and	Indefinite,	Retired Chairman and Chief	5	Piper Jaffray
c/o Leuthold Weeden	Chair of	Director since	Executive Officer of Piper Jaffray		Companies
Capital Management	Nominating	2009	Companies.		and Renaissance
33 South Sixth Street	Committee				Learning, Inc.
Suite 4600
Minneapolis, MN 55402

Interested Directors (and Officers)

John C. Mueller (1968)	Director	Indefinite,	Co-Chief Executive Officer	5	None
33 South Sixth Street		Director since 2009	of The Leuthold Group since 2005.
Suite 4600			Involved in Sales and Marketing for
Minneapolis, MN 55402	President	One year term,	The Leuthold Group since 2001.
President since 2011

Holly J. Weiss (1968)	Secretary and	One year term,	Chief Financial Officer of the	N/A	N/A
33 South Sixth Street	Treasurer	Secretary and	Adviser since 2011. Controller
Suite 4600		Treasurer	of the Adviser from 2008 to 2011.
Minneapolis, MN 55402		since 2009	Prior to joining the Adviser, she was
Controller of Churchill Capital
Mezzanine Finance from 2001-2008.

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# of
				Portfolios in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
Name, Year of Birth,	Held with	and Length of	Principal Occupation(s)	Overseen By	Held by
and Address	the Company	Time Served	During Past Five Years	Director	Director
Roger A. Peters (1960)	Vice President	One year term,	Chief Compliance Officer of	N/A	N/A
33 South Sixth Street	and	Chief Compliance	the Adviser since 2005.
Suite 4600	Chief Compliance	Officer since 2006
Minneapolis, MN 55402	Officer	and Vice President
	and	since 2007
	Anti-Money	and
	Laundering	Anti-Money
	Officer	Laundering Officer
since 2011

Glenn R. Larson (1965)	Assistant Secretary	One year term,	Compliance Officer of the Adviser	N/A	N/A
33 South Sixth Street		Assistant Secretary	since 2005.
Suite 4600		since 2006
Minneapolis, MN 55402

The Statement of Additional Information includes additional information about the Funds’ Directors and is available free of charge upon request by calling the Funds toll free at (800) 273-6886.

Information regarding the method the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 273-6886 or by accessing the Funds’ website at www.leutholdfunds.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge upon request by calling toll-free at (800) 273-6886 or on the SEC’s website at www.sec.gov.

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The Leuthold Funds

Investment Adviser:
Leuthold Weeden Capital Management, Minneapolis, Minnesota

Administrator, Transfer Agent, Dividend Paying Agent, Shareholder Servicing Agent:
U.S. Bancorp Fund Services, LLC, Milwaukee, Wisconsin

Custodian:
U.S. Bank, N.A., Milwaukee, Wisconsin

Counsel:
Foley & Lardner, LLP, Milwaukee, Wisconsin

Independent Registered Public Accounting Firm:
Ernst & Young LLP, Minneapolis, Minnesota

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1-800-273-6886. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to previous Form N-CSR filing, filed December 8, 2008.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title)* /s/ John Mueller
   John Mueller, President

Date 6/5/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Mueller
   John Mueller, President

Date 6/5/14

By (Signature and Title)* /s/ Holly Weiss
   Holly Weiss, Treasurer

Date 6/5/14

* Print the name and title of each signing officer under his or her signature.